UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21744

Name of Fund: FDP Series, Inc.

Franklin Templeton Total Return FDP Fund

Invesco Value FDP Fund

Marsico Growth FDP Fund

MFS Research International FDP Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, FDP Series, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2014

Date of reporting period: 11/30/2013

Item 1 – Report to Stockholders

!

NOVEMBER 30, 2013

SEMI-ANNUAL REPORT (UNAUDITED)

FDP Series, Inc.

>	MFS Research International FDP Fund
>	Marsico Growth FDP Fund
>	Invesco Value FDP Fund
>	Franklin Templeton Total Return FDP Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

FDP Series, Inc. is part of the Funds Diversified PortfoliosSM (FDP) Service. You may receive separate shareholder reports for other funds available through the Service.
2	FDP SERIES, INC.	NOVEMBER 30, 2013

Dear Shareholder

Financial markets ended 2012 with heightened volatility driven by Congressional budget battles and worries about the future of US fiscal policy and its potential effect on economic growth. However, a New Year’s Day tax deal averted the so-called “fiscal cliff,” bringing relief to investors and allowing markets to get off to a strong start in 2013. Money that had been held on the sidelines amid tax-rate uncertainty poured back into the markets in January. Key indicators signaling modest but broad-based improvements in the world’s major economies fostered an aura of comfort for investors. Global equities surged, while rising US Treasury yields pressured high-quality fixed income assets. (Bond prices fall when yields rise.)

Global economic momentum slowed in February, however, and the pace of the rally moderated. In the months that followed, US stocks outperformed international stocks, as the US showed greater stability compared to most other regions. Slow, but positive, growth was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced expectations that the Federal Reserve would continue its accommodative monetary policies. International markets experienced higher levels of volatility given a resurgence of political instability in Italy, a banking crisis in Cyprus and a generally poor outlook for European economies, many of which were mired in recession. Emerging markets significantly lagged the rest of the world as growth in these economies, particularly in China and Brazil, fell short of expectations.

In May, after Fed Chairman Bernanke commented on the possibility of reducing — or “tapering”— the central bank’s asset purchase programs, investors broadly retreated from risk assets as they interpreted his remarks as signaling the imminent end of a program that had greatly supported markets. Investors returned in late June, however, when the Fed’s tone turned more dovish, and improving economic indicators and better corporate earnings helped extend gains through July.

Markets slumped again in August as investors became wary of looming risks. Mixed economic data stoked worries about global growth and uncertainty about when and how much the Fed would scale back on stimulus. Also concerning was the escalation of the revolution in Egypt and the civil war in Syria, events that fueled higher oil prices, an additional headwind for global economic growth.

September was surprisingly positive for investors, thanks to the easing of several of these key risks. Most important, the Fed defied market expectations with its decision to delay tapering. On the geopolitical front, turmoil in Egypt and Syria subsided. In Europe, the re-election of Angela Merkel as Chancellor of Germany was welcomed as a continuation of the status quo. Higher volatility returned in late September when the Treasury Department warned that the US national debt would soon breach its statutory maximum. Political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October, but the rally quickly resumed when politicians engineered a compromise to reopen the government and extend the debt ceiling until early 2014. Investors focused on strong corporate earnings, although the results were largely attributable to lower operational costs more than revenue growth. Economic data continued to be mixed and inflation remained low, affording the Fed significant latitude in its monetary policy decisions. Investors found additional reassurance in Fed Chair-to-be Janet Yellen affirming the benefits of maintaining loose liquidity conditions while attempting to bolster economic growth.

Despite the persistence of many uncertainties, global central bank support continued to help drive outperformance in riskier asset classes versus lower-risk investments. Developed market equities generated the highest returns for the six- and 12-month periods ended November 30, with particular strength coming from US small-cap stocks. Emerging markets posted smaller, albeit positive, returns after struggling with slowing growth and weakening currencies in the first half of 2013. Rising interest rates resulted in poor performance for US Treasury bonds and other higher-quality sectors such as tax-exempt municipals and investment grade corporate bonds. High yield bonds, on the other hand, moved higher as income-oriented investors sought meaningful returns in the low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities near historical lows.

At BlackRock, we believe investors need to think globally and extend their scope across a broader array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“Despite the persistence of many uncertainties, global central bank support continued to help drive outperformance in riskier asset classes versus lower-risk investments.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of November 30, 2013

	6-month	12-month
US large cap equities (S&P 500® Index)	11.91%	30.30%
US small cap equities (Russell 2000® Index)	16.91	40.99
International equities (MSCI Europe, Australasia, Far East Index)	12.07	24.84
Emerging market equities (MSCI Emerging Markets Index)	2.33	3.66
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.03	0.08
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(3.70)	(6.95)
US investment grade bonds (Barclays US Aggregate Bond Index)	(0.56)	(1.61)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.73)	(3.57)
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	2.61	8.54

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of November 30, 2013	MFS Research International FDP Fund

Investment Objective

MFS Research International FDP Fund’s (the “Fund”) investment objective is to seek to provide shareholders with capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended November 30, 2013, the Fund generated strong positive returns, although it underperformed its primary benchmark, the MSCI Europe, Australasia and Far East (“EAFE”) Index. For the same period, the Fund outperformed its secondary benchmark, the MSCI All Country World (excluding US) Index. The following discussion of relative performance pertains to the MSCI EAFE Index.

What factors influenced performance?

•	Stock selection in the health care sector contributed to performance. A lack of ownership in pharmaceutical company Sanofi (France) benefited returns as the stock underperformed the benchmark. Elsewhere, the Fund’s overweight positions in telecommunications company KDDI Corp. (Japan), bank KBC Groep NV (Belgium), diversified financial services firm ING Groep NV—CVA (Netherlands), casino resorts operator Sands China Ltd. (Hong Kong), hotel & restaurant chain operator Whitbread PLC (United Kingdom), mining operator Rio Tinto PLC (United Kingdom), financial services firm Sumitomo Mitsui Financial Group, Inc. (Japan) and global banking group BNP Paribas SA (France) aided performance. Holdings in non-benchmark information technology firm Cognizant Technology Solutions Corp. (United States) also contributed to performance.
•	Conversely, the Fund’s currency exposure within energy hindered performance relative to the MSCI EAFE Index. Within this sector, the Fund’s holdings in non-benchmark integrated utility company Energias do Brasil SA (Brazil) held back relative returns as the stock had weak performance during the reporting period. Stock selection in financial services also dampened relative results. The Fund’s overweight position in global financial services provider Barclays PLC (United Kingdom) and non-benchmark exposure to diversified bank HDFC Bank Ltd. (India) held back relative performance as both stocks underperformed the benchmark. Individual securities in other sectors that negatively impacted relative results included overweight positions in mining company Iluka Resources Ltd. (Australia), beverage company Pernod Ricard SA (France), elevator & escalator manufacturing company Schindler Holding AG (Switzerland) and food & beverage producer Danone SA (France). Non-benchmark holdings in franchise operator Arcos Dorados Holdings, Inc. (Argentina) and a lack of ownership in strong-performing technology company SoftBank Corp. (Japan) also weakened relative performance. Additionally, the Fund’s relative currency exposure, resulting primarily from differences between the benchmark index constituents and the Fund’s holdings of securities denominated in foreign currencies, detracted from performance for the period. All of the Fund’s investment decisions were driven by the fundamentals of each individual opportunity and, as such, it is common for portfolios to have different currency exposure than the benchmark.

Describe recent portfolio activity.

•	In capital goods, the Fund added exposure to emerging markets as currency weakness and valuation pullback early in the period allowed the investment advisor to fund more attractive opportunities.
•	In consumer discretionary, the Fund swapped some exposure from convenience store Lawson, Inc. (Japan) that had performed well and seemed fairly valued into drug store Sundrug Co., Ltd. (Japan) that has attractive long-term growth prospects.
•	During the last few years, the Fund has been running an overweight position to emerging markets in financial services. However, the Fund has become more constructive toward developed market banks and subsequently increased exposure in this segment while decreasing emerging markets during the period.

Describe portfolio positioning at period end.

•	The Fund is a sector-neutral portfolio that emphasizes bottom-up fundamental analysis and therefore, regional and industry allocations are strictly a by-product of the most attractive opportunities. Relative to the MSCI EAFE Index, the Fund ended the period underweight in the Europe Ex-UK region, the Asia-Pacific region and the United Kingdom; overweight in emerging markets and North America; and neutral in Japan.

The views expressed reflect the opinions of the Fund’s sub-advisor as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	FDP SERIES, INC.	NOVEMBER 30, 2013

MFS Research International FDP Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
[2]	The Fund invests, under normal market conditions, at least 65% of its assets in equity securities of foreign companies, including emerging market issuers.
[3]	This unmanaged broad-based index measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East.
[4]	This market capitalization index is designed to measure equity market performance in the developed and emerging markets, excluding the US.
[5]	Commencement of operations.

Performance Summary for the Period Ended November 30, 2013

		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	10.91%	21.43%	N/A	13.62%	N/A	5.75%	N/A
Investor A	10.86	21.10	14.74%	13.36	12.14%	5.49	4.81%
Investor C	10.41	20.29	19.29	12.51	12.51	4.70	4.70
MSCI EAFE Index	12.07	24.84	N/A	13.42	N/A	5.70	N/A
MSCI All Country World (ex US) Index	9.37	18.24	N/A	13.87	N/A	6.25	N/A
[6]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
[7]	The Fund commenced operations on July 27, 2005.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[9]
	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During the Period[8]	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During the Period[8]	Annualized Expense Ratio
Institutional	$1,000.00	$1,109.10	$6.45	$1,000.00	$1,018.95	$6.17	1.22%
Investor A	$1,000.00	$1,108.60	$7.72	$1,000.00	$1,017.75	$7.38	1.46%
Investor C	$1,000.00	$1,104.10	$11.76	$1,000.00	$1,013.89	$11.26	2.23%
[8]	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
[9]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.
FDP SERIES, INC.	NOVEMBER 30, 2013	5

Fund Summary as of November 30, 2013	Marsico Growth FDP Fund

Investment Objective

Marsico Growth FDP Fund’s (the “Fund”) investment objective is to seek to provide shareholders with long-term growth of capital.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended November 30, 2013, the Fund outperformed its benchmark, the S&P 500® Index.

What factors influenced performance?

•	The Fund’s overweight position and stock selection in consumer discretionary, the strongest-performing sector in the benchmark index, was the largest contributor to returns during the period. Strong-performing holdings in this sector included global online travel services company Priceline.com, Inc., hotel/casino operator Wynn Resorts Ltd., coffee purveyor Starbucks Corp., off-price retailer TJX Cos., Inc. and online retailer Amazon.com, Inc. In addition, the Fund benefited from stock selection in the health care sector, specifically within the pharmaceuticals, biotechnology & life sciences industry group. In particular, holdings in Gilead Sciences Inc., Biogen Idec, Inc. and Celgene Corp. delivered strong performance. Elsewhere in the Fund, the avoidance of utilities and telecommunication services stocks, as well as an underweight position in consumer staples, proved beneficial as all of these sectors posted weak returns for the period. Significant individual contributors included internet search company Google, Inc. (information technology (“IT”)), agricultural products company Monsanto Co. (materials) and oilfield services company Schlumberger Ltd. (energy).
•	Conversely, stock selection in the industrials, financials and consumer staples sectors detracted from performance. The Fund’s holdings in the industrials sector, in aggregate, posted strong returns but underperformed the sector return in the benchmark index. In particular, positions in railroad operators Union Pacific Corp. and CSX Corp. lagged behind the benchmark index. The Fund sold its position in CSX Corp. during the period. Within the financial sector, positions in the diversified financials industry group including Citigroup, Inc., Moody’s Corp. and American Express Co. hindered performance. The Fund sold its holdings in Moody’s Corp. and American Express Co. during the period. In the consumer staples sector, underperformance came primarily from positions in specialty coffee retailer Green Mountain Coffee Roasters, Inc. and wine and spirits producer Pernod Ricard SA. On an individual security basis, the largest detractors from performance were Bristol-Myers Squibb Co. (health care), Accenture PLC (IT) and Cameron International Corp. (energy), each of which was eliminated from the Fund during the period.

Describe recent portfolio activity.

•	During the six-month period, the Fund reduced exposure to financials given concerns about headwinds from increased regulation and restrictions for the sector. The Fund decreased its weighting in industrials as a result of taking profits on positions such as Pentair Ltd. and Lockheed Martin Corp.
•	The Fund increased its allocation to the consumer discretionary sector by adding to positions in the media industry. The Fund also increased exposure to IT, particularly within the semiconductors & semiconductor equipment industry, which was largely attributable to a position in ASML Holding NV, a manufacturer of lithography equipment.

Describe portfolio positioning at period end.

•	On an absolute basis, the Fund’s largest sector allocations at period end were consumer discretionary, IT, health care and industrials. Relative to the S&P 500® Index, the Fund was overweight in consumer discretionary, materials and IT and underweight in financials, consumer staples, energy and industrials. The Fund’s exposure to health care was in line with the benchmark. The Fund held no exposure to telecommunication services or utilities.

The views expressed reflect the opinions of the Fund’s sub-advisor as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	FDP SERIES, INC.	NOVEMBER 30, 2013

Marsico Growth FDP Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
[2]	The Fund invests primarily in equity securities of large cap companies that are selected for their growth potential.
[3]	This unmanaged broad-based index is comprised of 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues), representing about 75% of NYSE capitalization and 30% of NYSE issues.
[4]	Commencement of operations.

Performance Summary for the Period Ended November 30, 2013

		Average Annual Total Returns[5]
		1 Year		5 Years		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	12.67%	31.60%	N/A	17.72%	N/A	6.68%	N/A
Investor A	12.58	31.30	24.41%	17.41	16.15%	6.43	5.74%
Investor C	12.07	30.31	29.31	16.51	16.51	5.62	5.62
S&P 500® Index	11.91	30.30	N/A	17.60	N/A	6.89	N/A
[5]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
[6]	The Fund commenced operations on July 27, 2005.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During the Period[7]	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,126.70	$5.44	$1,000.00	$1,019.95	$5.16	1.02%
Investor A	$1,000.00	$1,125.80	$6.71	$1,000.00	$1,018.75	$6.38	1.26%
Investor C	$1,000.00	$1,120.70	$10.79	$1,000.00	$1,014.89	$10.25	2.03%
[7]	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
[8]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.
FDP SERIES, INC.	NOVEMBER 30, 2013	7

Fund Summary as of November 30, 2013	Invesco Value FDP Fund

Investment Objective

Invesco Value FDP Fund’s (the “Fund”) investment objective is to seek to provide shareholders with capital growth and income.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended November 30, 2013, the Fund outperformed its benchmark, the Russell 1000® Value Index.

What factors influenced performance?

•	The Fund’s outperformance was driven by stock selection within the consumer discretionary sector, where an overweight position in media companies was especially rewarding. In the energy sector, the Fund’s overweight exposure to oil services stocks had a positive impact on relative results, as did the decision not to invest in Exxon Mobile Corp. In financials, the Fund’s lack of exposure to real estate investment trusts proved beneficial to performance.
•	Conversely, a lack of exposure to select hardware names in the information technology (“IT”) sector such as Apple, Inc. detracted from relative performance. Within health care, select pharmaceutical stocks including Sanofi negatively impacted returns. Not holding exposure to transportation companies had a negative impact on relative results as well. Although the Fund remained fully invested during the period, its cash position was slightly higher than its historical average as a result of cash flows and taking advantage of opportunities to profit on certain positions. In a strong equity market, any allocation to cash detracts from performance relative to the benchmark index, which has no cash component.

Describe recent portfolio activity.

•	During the six-month period, the Fund maintained a relatively low level of portfolio turnover. The Fund reduced select positions in media, consumer staples, retail, internet and pharmaceutical companies, and increased its energy weighting.

Describe portfolio positioning at period end.

•	Relative to the Russell 1000® Value Index, the Fund ended the period with overweight positions in the consumer discretionary, health care and IT sectors, and with notably underweight positions in financials, utilities and industrials. It is important to note that the Fund’s sector allocations are the result of individual stock selection and are not influenced by macro views.

The views expressed reflect the opinions of the Fund’s sub-advisor as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	FDP SERIES, INC.	NOVEMBER 30, 2013

Invesco Value FDP Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
[2]	The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks at the time of investment. The Fund invests primarily in a portfolio of equity securities, consisting principally of common stocks.
[3]	This unmanaged broad-based index is a subset of the Russell 1000® Index consisting of those Russell 1000® securities with lower price/book ratios and lower forecasted growth values.
[4]	Commencement of operations.

Performance Summary for the Period Ended November 30, 2013

		Average Annual Total Returns[5]
		1 Year		5 Years		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	11.66%	35.51%	N/A	18.61%	N/A	6.52%	N/A
Investor A	11.51	35.23	28.13%	18.35	17.08%	6.27	5.59%
Investor C	11.17	34.20	33.20	17.45	17.45	5.47	5.47
Russell 1000® Value Index	10.54	31.92	N/A	16.40	N/A	6.26	N/A
[5]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
[6]	The Fund commenced operations on July 27, 2005.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During the Period[7]	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,116.20	$5.20	$1,000.00	$1,020.16	$4.96	0.98%
Investor A	$1,000.00	$1,115.10	$6.42	$1,000.00	$1,019.00	$6.12	1.21%
Investor C	$1,000.00	$1,111.70	$10.48	$1,000.00	$1,015.14	$10.00	1.98%
[7]	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
[8]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.
FDP SERIES, INC.	NOVEMBER 30, 2013	9

Fund Summary as of November 30, 2013	Franklin Templeton Total Return FDP Fund

Investment Objective

Franklin Templeton Total Return FDP Fund’s (the “Fund”) investment objective is to seek to provide shareholders with high current income, consistent with preservation of capital. The Fund’s secondary objective is capital appreciation over the long term.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended November 30, 2013, the Fund’s Institutional and Investor A Share Classes outperformed the benchmark, the Barclays US Aggregate Bond Index, while the Investor C Share Class underperformed the benchmark index.

What factors influenced performance?

•	The Fund’s exposure to non-US dollar-denominated bonds was a major contributor to performance. Although financial markets were volatile during the period due largely to uncertainty regarding global economic growth, the political climate and domestic fiscal policy, some sectors typically regarded as riskier performed better than US Treasuries and higher quality agency securities. As a result, the Fund’s high yield bond holdings aided relative performance. Other key contributors to Fund results included agency mortgage-backed securities (“MBS”), commercial mortgage-backed securities (“CMBS”), corporate loans and non-agency residential MBS.
•	The Fund’s exposure to non-US currencies was the leading detractor from performance. Exposure to investment grade debt securities also negatively impacted results. Other key detractors included the Fund’s defensive yield curve positioning and an allocation to taxable municipal debt.
•	The Fund held derivatives, which it used as a tool in seeking efficient management of overall portfolio risk. The Fund used derivatives because achieving the same, or similar, exposure by using cash instruments (non-derivatives), in many cases, may have been less efficient and often have higher transaction costs. During the period, on a stand-alone basis, the Fund’s derivatives holdings had a negative impact on returns.

Describe recent portfolio activity.

•	During the six-month period, the Fund slightly reduced exposure to investment grade corporate bonds and the corporate loan sector and slightly increased the allocation to high yield corporate bonds. The Fund also increased exposure to CMBS and added to its non-benchmark allocation of tax-exempt municipal bonds given attractive valuations in those sectors. Over the period, the Fund selectively pared down its global bond exposure in an attempt to improve overall portfolio risk diversification. This included small reductions to non-US currency positions while shifting exposure toward opportunities in US credit sectors.

Describe portfolio positioning at period end.

•	Relative to the Barclays US Aggregate Bond Index, the Fund ended the period with a slightly overweight position in many of the credit sectors, including corporate credit, MBS, CMBS and asset-backed securities as valuations continued to appear relatively attractive on a long-term basis. The Fund also held non-benchmark allocations of tax-exempt municipal bonds and high yield corporate credit.

The views expressed reflect the opinions of the Fund’s sub-advisor as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	FDP SERIES, INC.	NOVEMBER 30, 2013

Franklin Templeton Total Return FDP Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
[2]	The Fund invests, under normal market conditions, at least 80% of its assets in investment grade debt securities and investments, including government and corporate debt securities, mortgage- and asset-backed securities, investment grade corporate loans and futures with reference securities that are investment grade.
[3]	This unmanaged market-weighted index is comprised of investment grade corporate bonds (rated BBB or better), mortgages and US Treasury and government agency issues with at least one year to maturity.
[4]	Commencement of operations.

Performance Summary for the Period Ended November 30, 2013

			Average Annual Total Returns[5]
			1 Year		5 Years		Since Inception[6]
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.40%	(0.39)%	(0.64)%	N/A	9.24%	N/A	5.06%	N/A
Investor A	2.07	(0.50)	(0.89)	(4.85)%	8.97	8.08%	4.80	4.29%
Investor C	1.60	(0.79)	(1.43)	(2.39)	8.36	8.36	4.21	4.21
Barclays US Aggregate Bond Index	—	(0.56)	(1.61)	N/A	5.33	N/A	4.81	N/A
[5]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
[6]	The Fund commenced operations on July 27, 2005.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During the Period[7]	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$996.10	$3.40	$1,000.00	$1,021.66	$3.45	0.68%
Investor A	$1,000.00	$995.00	$4.60	$1,000.00	$1,020.46	$4.66	0.92%
Investor C	$1,000.00	$992.10	$7.39	$1,000.00	$1,017.65	$7.49	1.48%
[7]	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
[8]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.
FDP SERIES, INC.	NOVEMBER 30, 2013	11

About Fund Performance

Shares are only available for purchase through the FDP Service.

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.
•	Investor A Shares (for all Funds except Franklin Templeton Total Return FDP Fund) are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Investor A Shares for Franklin Templeton Total Return FDP Fund incur a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. On June 10, 2013, all issued and outstanding Investor B Shares of the Funds were converted into Investor A Shares with the same relative aggregate net asset value.
•	Investor C Shares (for all Funds except Franklin Templeton Total Return FDP Fund) are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. Investor C Shares for Franklin Templeton Total Return FDP Fund are subject to a distribution fee of 0.55% per year and a service fee of 0.25% per year. In addition, these shares for all Funds are subject to a 1.00% CDSC if redeemed within one year of purchase.
•	Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. In certain periods, the Funds’ investment advisor waived a portion of its fees. Without such waiver, the Funds’ performance would have been lower.
12	FDP SERIES, INC.	NOVEMBER 30, 2013

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on June 1, 2013 and held through November 30, 2013) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including financial futures contracts, foreign currency exchange contracts, options and swaps, as specified in Note 4 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market, equity, credit, interest rate and/or foreign currency exchange rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s and/or sub-advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2013	13

Portfolio Information as of November 30, 2013

MFS Research International FDP Fund

Ten Largest Holdings	Percent of Long-Term Investments
Royal Dutch Shell PLC, Class A	3%
Nestlé SA, Registered Shares	3
HSBC Holdings PLC	3
Novartis AG, Registered Shares	2
Roche Holding AG	2
Rio Tinto PLC	2
KDDI Corp.	2
GlaxoSmithKline PLC	2
Honda Motor Co. Ltd.	2
Sumitomo Mitsui Financial Group, Inc.	2

Geographic Allocation	Percent of Long-Term Investments
Japan	21%
United Kingdom	18
Switzerland	12
France	10
Germany	6
Hong Kong	5
Netherlands	4
Brazil	3
Sweden	3
Australia	3
United States	2
Belgium	2
Other[1]	11
[1]	Other includes a 1% holding or less in each of the following countries: Argentina, Austria, Bermuda, Canada, China, Denmark, India, Israel, Italy, Portugal, Russia, Singapore, South Korea, Taiwan and Thailand.

Marsico Growth FDP Fund

Ten Largest Holdings	Percent of Long-Term Investments
Gilead Sciences, Inc.	6%
Google, Inc., Class A	5
Biogen Idec, Inc.	5
Monsanto Co.	5
Visa, Inc., Class A	4
Schlumberger Ltd.	4
Citigroup, Inc.	4
ASML Holding NV—NY Shares	3
Celgene Corp.	3
priceline.com, Inc.	3

Sector Allocation	Percent of Long-Term Investments
Consumer Discretionary	32%
Information Technology	22
Health Care	14
Industrials	10
Materials	8
Financials	7
Energy	5
Consumer Staples	2
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
14	FDP SERIES, INC.	NOVEMBER 30, 2013

Portfolio Information as of November 30, 2013 (concluded)

Invesco Value FDP Fund

Ten Largest Holdings	Percent of Long-Term Investments
Citigroup, Inc.	4%
Weatherford International Ltd.	3
Viacom, Inc., Class B	2
JPMorgan Chase & Co.	2
The Bank of New York Mellon Corp.	2
Halliburton Co.	2
Wells Fargo & Co.	2
General Motors Co.	2
Merck & Co., Inc.	2
General Electric Co.	2

Sector Allocation	Percent of Long-Term Investments
Financials	23%
Energy	16
Consumer Discretionary	16
Health Care	16
Information Technology	10
Industrials	7
Consumer Staples	6
Telecommunication Services	2
Materials	2
Utilities	2
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Franklin Templeton Total Return FDP Fund

Portfolio Composition	Percent of Long-Term Investments
Corporate Bonds	28%
US Treasury Obligations	25
US Government Sponsored Agency Securities	21
Foreign Agency Obligations	7
Floating Rate Loan Interests	6
Non-Agency Mortgage-Backed Securities	6
Municipal Bonds	3
Preferred Securities	2
Asset-Backed Securities	2

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa[2]	63%
AA/Aa	1
A	8
BBB/Baa	20
BB/Ba	5
B	3
[1]	Using the higher of Standard & Poor’s (“S&P”) or Moody’s Investors Services (“Moody’s”) ratings.
[2]	Includes US Government Sponsored Agency Securities and US Treasury Obligations, which were deemed AAA/Aaa by the investment advisor.
FDP SERIES, INC.	NOVEMBER 30, 2013	15

Schedule of Investments November 30, 2013 (Unaudited)	MFS Research International FDP Fund (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Argentina — 0.7%
Arcos Dorados Holdings, Inc., Class A	85,980	$1,048,956
Australia — 3.1%
Computershare Ltd.	43,127	427,330
Iluka Resources Ltd.	141,326	1,126,557
Oil Search Ltd.	73,440	534,093
Westpac Banking Corp.	97,770	2,926,337
		5,014,317
Austria — 1.2%
Erste Group Bank AG	52,368	1,838,430
Belgium — 1.5%
KBC Groep NV	42,493	2,424,924
Bermuda — 0.5%
Hiscox Ltd.	70,733	784,511
Brazil — 3.4%
EDP — Energias do Brasil SA	168,200	867,571
Gerdau SA — ADR	102,530	793,582
Itau Unibanco Holding SA, Preference Shares — ADR	28,109	395,494
M Dias Branco SA	19,400	880,968
Odontoprev SA	93,600	380,134
Petroleo Brasileiro SA — ADR	79,350	1,264,839
Telefonica Brasil SA — ADR	25,780	501,679
Tim Participacoes SA — ADR	11,751	291,190
		5,375,457
Canada — 0.4%
Cenovus Energy, Inc.	22,940	670,140
China — 0.8%
China Unicom Hong Kong Ltd.	604,000	956,982
Wumart Stores, Inc., Class H	168,000	260,085
		1,217,067
Denmark — 0.4%
TDC A/S	73,674	660,955
France — 9.9%
BNP Paribas SA	34,353	2,574,224
Danone SA	35,442	2,577,645
Dassault Systemes SA	4,838	555,296
GDF Suez	56,902	1,318,668
Legrand SA	9,682	533,906
LVMH Moet Hennessy Louis Vuitton SA	9,001	1,694,079
Pernod Ricard SA	17,822	2,020,696
Publicis Groupe SA	20,509	1,808,593
Schneider Electric SA	32,689	2,765,971
Technip SA	250	25,028
		15,874,106
Germany — 6.3%
Bayer AG, Registered Shares	18,240	2,429,564
Deutsche Wohnen AG	30,883	605,539
Infineon Technologies AG	88,230	895,049
Common Stocks	Shares	Value
Germany (concluded)
Linde AG	12,876	$2,626,639
Siemens AG, Registered Shares	21,573	2,847,489
Symrise AG	15,816	699,558
		10,103,838
Hong Kong — 4.9%
AIA Group Ltd.	460,000	2,328,793
China Resources Gas Group Ltd.	200,000	613,957
Hutchison Whampoa Ltd.	110,000	1,397,819
Li & Fung Ltd.	1,288,000	1,752,604
Sands China Ltd.	222,400	1,680,579
		7,773,752
India — 0.9%
HDFC Bank Ltd. — ADR	21,680	719,343
ICICI Bank Ltd.	9,025	154,969
Reliance Industries Ltd.	46,720	637,283
		1,511,595
Israel — 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	157,420	263,261
Italy — 1.4%
Snam SpA	160,950	865,207
Telecom Italia SpA, Non-Convertible Savings Shares	495,316	380,875
UniCredit SpA	140,772	1,017,830
		2,263,912
Japan — 20.8%
AEON Financial Service Co. Ltd.	26,200	729,223
Canon, Inc.	36,100	1,202,373
Chugoku Marine Paints Ltd.	46,000	262,511
Denso Corp.	52,700	2,645,658
Glory Ltd.	42,600	1,153,208
Honda Motor Co. Ltd.	72,200	3,060,219
Inpex Corp.	66,300	769,297
Japan Tobacco, Inc.	55,800	1,887,189
JGC Corp.	43,000	1,605,279
KDDI Corp.	50,500	3,179,316
Kobayashi Pharmaceutical Co. Ltd.	6,800	371,267
Mitsubishi Corp.	45,500	896,027
Mitsubishi Estate Co. Ltd.	67,000	1,862,142
Mitsubishi UFJ Financial Group, Inc.	255,900	1,652,734
Nippon Television Network Corp.	52,400	914,371
Nomura Research Institute Ltd.	24,100	791,285
Santen Pharmaceutical Co. Ltd.	35,400	1,688,380
Sony Financial Holdings, Inc.	35,100	626,312
Sumitomo Mitsui Financial Group, Inc.	61,400	3,055,069
Sundrug Co. Ltd.	19,100	861,754
Tokyo Gas Co. Ltd.	223,000	1,111,121
Yahoo! Japan Corp.	216,900	1,047,339
Yamato Holdings Co. Ltd.	93,600	1,988,143
		33,360,217

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ABS ADR AUD BRL CAD CHF CLP DKK EDA	Asset-Backed Security American Depositary Receipts Australian Dollar Brazilian Real Canadian Dollar Swiss Franc Chilean Peso Danish Krone Economic Development Authority	EUR FKA GBP GO HKD HUF ILS INR JPY KRW	Euro Formerly Known As British Pound General Obligation Bonds Hong Kong Dollar Hungarian Forint Israeli New Shekel Indian Rupee Japanese Yen South Korean Won	MXN MYR PEN PHP PLN RB SEK SGD TBA THB USD	Mexican Peso Malaysian Ringgit Peruvian Nuevo Sol Philippine Peso Polish Zloty Revenue Bonds Swedish Krona Singapore Dollar To Be Announced Thai Baht US Dollar

See Notes to Financial Statements.

16	FDP SERIES, INC.	NOVEMBER 30, 2013

Schedule of Investments (continued)	MFS Research International FDP Fund (Percentages shown are based on Net Assets)
Common Stocks		Shares	Value
Netherlands — 3.8%
Akzo Nobel NV		34,507	$2,597,292
Delta Lloyd NV		28,040	680,516
Heineken NV		13,078	887,694
ING Groep NV — CVA (a)		150,407	1,951,635
			6,117,137
Portugal — 0.2%
Galp Energia SGPS SA		22,135	366,604
Russia — 0.3%
Sberbank of Russia — ADR		36,550	455,413
Singapore — 0.7%
DBS Group Holdings Ltd.		83,000	1,136,519
South Korea — 0.7%
Kia Motors Corp.		20,110	1,146,986
Sweden — 3.3%
Atlas Copco AB, Class A		77,550	2,156,325
Hennes & Mauritz AB, Class B		26,800	1,135,717
Tele2 AB, Class B		46,633	568,140
Telefonaktiebolaget LM Ericsson, Class B		117,708	1,466,517
			5,326,699
Switzerland — 11.3%
Julius Baer Group Ltd. (a)		25,796	1,206,492
Nestle SA, Registered Shares		59,643	4,350,918
Novartis AG, Registered Shares		45,800	3,620,947
Roche Holding AG		12,699	3,542,067
Schindler Holding AG, Participation Certificates		11,503	1,584,658
Sonova Holding AG, Registered Shares (a)		6,713	935,053
UBS AG, Registered Shares (a)		109,688	2,086,091
Zurich Insurance Group AG (a)		2,930	816,604
			18,142,830
Taiwan — 1.0%
MediaTek, Inc.		38,000	558,493
Taiwan Semiconductor Manufacturing Co. Ltd.		269,439	953,241
			1,511,734
Thailand — 0.4%
Kasikornbank PCL — NVDR		107,200	564,424
United Kingdom — 18.1%
Barclays PLC		232,086	1,028,483
BG Group PLC		83,703	1,707,210
Common Stocks		Shares	Value
United Kingdom (concluded)
BT Group PLC		111,010	$677,756
Cairn Energy PLC (a)		74,243	333,580
Compass Group PLC		66,620	1,002,866
Experian PLC		52,922	974,552
GlaxoSmithKline PLC		115,960	3,067,686
HSBC Holdings PLC		386,122	4,312,108
Reckitt Benckiser Group PLC		19,281	1,546,847
Rio Tinto PLC		64,460	3,423,195
Royal Bank of Scotland Group PLC (a)		256,493	1,369,846
Royal Dutch Shell PLC, Class A		143,870	4,810,657
Standard Chartered PLC		44,707	1,057,442
Vodafone Group PLC		503,905	1,868,159
Whitbread PLC		30,861	1,798,205
			28,978,592
United States — 2.4%
Autoliv, Inc.		15,260	1,417,044
Cognizant Technology Solutions Corp., Class A (a)		13,350	1,253,431
Joy Global, Inc.		21,420	1,211,515
			3,881,990
Total Long-Term Investments (Cost — $119,958,446) — 98.6%			157,814,366

Short-Term Securities		Par (000)
Time Deposits — 1.2%
Japan — 0.1%
Brown Brothers Harriman & Co., 0.01%, 12/02/13	JPY	9,840	96,053
United States — 1.1%
Brown Brothers Harriman & Co., 0.01%, 12/02/13	USD	1,885	1,884,677
Total Short-Term Securities (Cost — $1,980,730) — 1.2%			1,980,730
Total Investments (Cost — $121,939,176) — 99.8%			159,795,096
Other Assets Less Liabilities — 0.2%			260,434
Net Assets — 100.0%			$160,055,530

Notes to Schedule of Investments

(a)	Non-income producing security.
•	Foreign currency exchange contracts as of November 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	9,840	USD	4,224	Brown Brothers Harriman & Co.	12/02/13	$(9)
BRL	10,677	USD	4,584	Brown Brothers Harriman & Co.	12/02/13	(9)
BRL	3,812	USD	1,636	Brown Brothers Harriman & Co.	12/02/13	(3)
CAD	3,043	USD	2,872	Goldman Sachs International	12/02/13	(8)
EUR	80,707	USD	109,515	UBS AG	12/02/13	150
GBP	81,723	USD	132,969	Barclays Bank PLC	12/02/13	754
HKD	403,952	USD	52,106	Deutsche Bank AG	12/02/13	—
ILS	4,218	USD	1,197	Deutsche Bank AG	12/02/13	—
KRW	5,471,190	USD	5,159	Brown Brothers Harriman & Co.	12/02/13	11
USD	13,123	JPY	1,340,797	Brown Brothers Harriman & Co.	12/02/13	35
USD	27,732	JPY	2,813,446	Brown Brothers Harriman & Co.	12/02/13	269
AUD	25,362	USD	23,153	Barclays Bank PLC	12/03/13	(67)
CHF	74,419	USD	82,141	Deutsche Bank AG	12/03/13	(37)
DKK	16,298	USD	2,973	Goldman Sachs International	12/03/13	(4)
EUR	31,926	USD	43,423	Credit Suisse International	12/03/13	(42)

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2013	17

Schedule of Investments (continued)	MFS Research International FDP Fund

Foreign currency exchange contracts as of November 30, 2013 were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	17,431,874	USD	170,454	Goldman Sachs International	12/03/13	$(295)
SEK	160,010	USD	24,434	Goldman Sachs International	12/03/13	(40)
THB	85,630	USD	2,669	Brown Brothers Harriman & Co.	12/03/13	(2)
USD	4,177	BRL	9,733	Brown Brothers Harriman & Co.	12/03/13	8
USD	48,446	GBP	29,657	Barclays Bank PLC	12/03/13	(82)
USD	65,806	HKD	510,180	Credit Suisse International	12/03/13	(2)
USD	23,230	JPY	2,383,351	Brown Brothers Harriman & Co.	12/03/13	(35)
USD	10,498	JPY	1,077,095	Brown Brothers Harriman & Co.	12/03/13	(16)
USD	5,671	JPY	581,817	Brown Brothers Harriman & Co.	12/03/13	(9)
USD	16,019	JPY	1,643,498	Brown Brothers Harriman & Co.	12/03/13	(24)
USD	45,611	AUD	50,068	Citibank N.A.	12/04/13	37
USD	12,354	BRL	28,843	Brown Brothers Harriman & Co.	12/04/13	(3)
USD	171,069	JPY	17,505,472	Barclays Bank PLC	12/04/13	192
Total						$769

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

18	FDP SERIES, INC.	NOVEMBER 30, 2013

Schedule of Investments (concluded)	MFS Research International FDP Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$1,048,956	—	—	$1,048,956
Australia	—	$5,014,317	—	5,014,317
Austria	—	1,838,430	—	1,838,430
Belgium	—	2,424,924	—	2,424,924
Bermuda	—	784,511	—	784,511
Brazil	5,375,457	—	—	5,375,457
Canada	670,140	—	—	670,140
China	—	1,217,067	—	1,217,067
Denmark	660,955	—	—	660,955
France	555,296	15,318,810	—	15,874,106
Germany	605,539	9,498,299	—	10,103,838
Hong Kong	—	7,773,752	—	7,773,752
India	719,343	792,252	—	1,511,595
Israel	263,261	—	—	263,261
Italy	—	2,263,912	—	2,263,912
Japan	—	33,360,217	—	33,360,217
Netherlands	—	6,117,137	—	6,117,137
Portugal	—	366,604	—	366,604
Russia	455,413	—	—	455,413
Singapore	—	1,136,519	—	1,136,519
South Korea	—	1,146,986	—	1,146,986
Sweden	—	5,326,699	—	5,326,699
Switzerland	—	18,142,830	—	18,142,830
Taiwan	—	1,511,734	—	1,511,734
Thailand	—	564,424	—	564,424
United Kingdom	—	28,978,592	—	28,978,592
United States	3,881,990	—	—	3,881,990
Short-Term Securities:
Time Deposits	—	1,980,730	—	1,980,730
Total	$14,236,350	$145,558,746	—	$159,795,096

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$1,456	—	—	$1,456
Liabilities:
Foreign currency exchange contracts	(687)	—	—	(687)
Total	$769	—	—	$769
[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2013, foreign currency at value of $185,338 is categorized as Level 1 within the disclosure hierarchy.

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of May 31, 2013, securities with a value of $1,789,044 were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of November 30, 2013. Therefore, these securities were transferred from Level 2 to Level 1 during the period May 31, 2013 to November 30, 2013.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2013	19

Schedule of Investments November 30, 2013 (Unaudited)	Marsico Growth FDP Fund (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Aerospace & Defense — 2.5%
BE Aerospace, Inc. (a)	9,086	$790,482
Rolls-Royce Holdings PLC, Preference C Shares	11,883,394	19,445
Rolls-Royce Holdings PLC (a)	138,179	2,787,836
		3,597,763
Beverages — 0.9%
Pernod Ricard SA	11,385	1,290,855
Biotechnology — 13.3%
Biogen Idec, Inc. (a)	22,718	6,610,256
Celgene Corp. (a)	28,431	4,599,283
Gilead Sciences, Inc. (a)	106,478	7,965,619
		19,175,158
Chemicals — 7.4%
Monsanto Co.	56,393	6,391,019
The Sherwin-Williams Co.	23,319	4,268,076
		10,659,095
Diversified Financial Services — 4.7%
Citigroup, Inc.	93,457	4,945,745
IntercontinentalExchange Group, Inc. (a)	8,742	1,864,581
		6,810,326
Energy Equipment & Services — 3.4%
Schlumberger Ltd.	56,250	4,973,625
Food Products — 1.1%
Green Mountain Coffee Roasters, Inc. (a)	24,187	1,629,720
Hotels, Restaurants & Leisure — 7.9%
Chipotle Mexican Grill, Inc. (a)	1,578	826,651
Panera Bread Co., Class A (a)	4,292	759,212
Starbucks Corp.	34,124	2,779,741
Starwood Hotels & Resorts Worldwide, Inc.	50,773	3,781,573
Wynn Resorts Ltd.	19,887	3,298,657
		11,445,834
Insurance — 1.8%
American International Group, Inc.	52,084	2,591,179
Internet & Catalog Retail — 4.4%
Amazon.com, Inc. (a)	4,840	1,905,121
priceline.com, Inc. (a)	3,786	4,514,161
		6,419,282
Internet Software & Services — 9.3%
Facebook, Inc., Class A (a)	59,396	2,792,206
Google, Inc., Class A (a)	7,114	7,537,923
LinkedIn Corp., Class A (a)	12,449	2,788,950
Twitter, Inc. (a)	9,492	394,582
		13,513,661
IT Services — 4.5%
FleetCor Technologies, Inc. (a)	6,196	754,549
Visa, Inc., Class A	28,143	5,725,975
		6,480,524
Common Stocks	Shares	Value
Machinery — 2.2%
Cummins, Inc.	24,522	$3,245,732
Media — 10.8%
CBS Corp., Class B	72,090	4,221,591
Comcast Corp., Class A	59,341	2,959,336
Liberty Global PLC, Class A (a)	31,990	2,745,062
Liberty Media Corp., Class A (a)	13,268	2,036,107
The Walt Disney Co.	51,034	3,599,938
		15,562,034
Oil, Gas & Consumable Fuels — 1.7%
Antero Resources Corp. (a)	24,613	1,351,254
Continental Resources, Inc. (a)	10,811	1,162,290
		2,513,544
Road & Rail — 4.7%
Canadian Pacific Railway Ltd.	25,067	3,857,310
Union Pacific Corp.	17,692	2,866,812
		6,724,122
Semiconductors & Semiconductor Equipment — 5.6%
ASML Holding NV — NY Shares	49,841	4,654,153
Texas Instruments, Inc.	81,399	3,500,157
		8,154,310
Software — 1.4%
Salesforce.com, Inc. (a)	37,547	1,955,823
Specialty Retail — 4.5%
The Gap, Inc.	62,420	2,557,347
TJX Cos., Inc.	62,584	3,935,282
		6,492,629
Textiles, Apparel & Luxury Goods — 3.6%
Cie Financiere Richemont SA	13,081	1,325,447
Lululemon Athletica, Inc. (a)	45,377	3,163,685
Prada SpA	78,700	759,725
		5,248,857
Total Long-Term Investments (Cost — $103,477,573) — 95.7%		138,484,073

Short-Term Securities	Par (000)
Time Deposits — 4.6%
United States — 4.6%
Brown Brothers Harriman & Co., 0.00%, 12/02/13	$6,631	6,631,250
Total Short-Term Securities (Cost — $6,631,250) — 4.6%		6,631,250
Total Investments (Cost — $110,108,823) — 100.3%		145,115,323
Liabilities in Excess of Other Assets — (0.3)%		(399,144)
Net Assets — 100.0%		$144,716,179

See Notes to Financial Statements.

20	FDP SERIES, INC.	NOVEMBER 30, 2013

Schedule of Investments (concluded)	Marsico Growth FDP Fund

Notes to Schedule of Investments

(a)	Non-income producing security.
•
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry subclassifications for reporting ease.

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$132,300,765	$6,163,863	$19,445	$138,484,073
Short-Term Securities	—	6,631,250	—	6,631,250
Total	$132,300,765	$12,795,113	$19,445	$145,115,323
[1]	See above Schedule of Investments for values in each industry, excluding Level 2, which includes a portion of Beverages and Textiles, Apparel & Luxury Goods, and excluding Level 3, which includes a portion of Aerospace & Defense, within the table.
There were no transfers between levels during the six months ended November 30, 2013.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2013	21

Schedule of Investments November 30, 2013 (Unaudited)	Invesco Value FDP Fund (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Aerospace & Defense — 1.9%
Honeywell International, Inc.	12,466	$1,103,366
Textron, Inc.	45,498	1,511,898
		2,615,264
Auto Components — 1.2%
Johnson Controls, Inc.	32,251	1,628,998
Automobiles — 2.2%
General Motors Co. (a)	78,760	3,050,375
Capital Markets — 5.7%
The Bank of New York Mellon Corp.	93,654	3,156,140
The Goldman Sachs Group, Inc.	8,748	1,477,887
Morgan Stanley	71,152	2,227,057
State Street Corp.	15,395	1,117,831
		7,978,915
Commercial Banks — 3.8%
Fifth Third Bancorp	74,984	1,523,675
The PNC Financial Services Group, Inc. (b)	500	38,475
US Bancorp	17,437	683,879
Wells Fargo & Co.	69,625	3,064,893
		5,310,922
Communications Equipment — 1.0%
Cisco Systems, Inc.	63,890	1,357,662
Computers & Peripherals — 2.0%
Hewlett-Packard Co.	100,792	2,756,661
Diversified Financial Services — 8.1%
Bank of America Corp.	151,683	2,399,625
Citigroup, Inc.	108,420	5,737,587
JPMorgan Chase & Co.	55,279	3,163,064
		11,300,276
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	15,279	537,973
Verizon Communications, Inc.	16,574	822,402
Vivendi SA	16,815	426,497
		1,786,872
Electric Utilities — 1.7%
FirstEnergy Corp.	21,045	686,698
PPL Corp.	53,610	1,646,363
		2,333,061
Electrical Equipment — 1.2%
Emerson Electric Co.	24,938	1,670,597
Electronic Equipment, Instruments & Components — 1.2%
Corning, Inc.	98,072	1,675,070
Energy Equipment & Services — 5.0%
Halliburton Co.	58,852	3,100,323
Noble Corp. PLC	16,110	614,113
Weatherford International Ltd. (a)	210,030	3,289,070
		7,003,506
Food & Staples Retailing — 1.6%
CVS Caremark Corp.	34,078	2,281,863
Food Products — 3.6%
ConAgra Foods, Inc.	47,759	1,575,569
Mondelez International, Inc., Class A	37,573	1,259,823
Tyson Foods, Inc., Class A	31,157	987,365
Unilever NV — NY Shares	28,894	1,134,379
		4,957,136
Health Care Providers & Services — 4.6%
Cardinal Health, Inc.	17,357	1,121,262
Express Scripts Holding Co. (a)	10,871	732,162
Common Stocks	Shares	Value
Health Care Providers & Services (concluded)
UnitedHealth Group, Inc.	38,228	$2,847,221
WellPoint, Inc.	18,876	1,753,203
		6,453,848
Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	53,328	1,925,674
Household Durables — 0.6%
Newell Rubbermaid, Inc.	28,220	856,477
Industrial Conglomerates — 2.1%
General Electric Co.	108,164	2,883,652
Insurance — 4.3%
Aflac, Inc.	13,470	894,004
The Allstate Corp.	49,394	2,680,612
MetLife, Inc.	36,031	1,880,458
The Travelers Cos., Inc.	5,927	537,816
		5,992,890
Internet Software & Services — 2.0%
eBay, Inc. (a)	34,679	1,751,983
Yahoo!, Inc. (a)	26,739	988,808
		2,740,791
Machinery — 1.6%
Ingersoll-Rand PLC	32,228	2,301,724
Media — 7.6%
Comcast Corp., Class A	46,532	2,320,551
Time Warner Cable, Inc.	15,855	2,191,478
Time Warner, Inc.	14,806	972,902
Twenty-First Century Fox, Inc.	58,560	1,934,237
Viacom, Inc., Class B	39,952	3,202,952
		10,622,120
Metals & Mining — 0.9%
Alcoa, Inc.	134,150	1,289,182
Multi-Utilities — 0.2%
PG&E Corp.	6,830	275,727
Multiline Retail — 1.7%
Kohl’s Corp.	23,495	1,298,803
Target Corp.	15,803	1,010,286
		2,309,089
Oil, Gas & Consumable Fuels — 9.7%
BP PLC — ADR	58,041	2,728,507
Chevron Corp.	13,320	1,630,901
Murphy Oil Corp.	30,281	1,966,145
Occidental Petroleum Corp.	17,568	1,668,257
QEP Resources, Inc.	48,821	1,563,249
Royal Dutch Shell PLC — ADR	38,264	2,552,209
Suncor Energy, Inc.	41,067	1,424,204
		13,533,472
Paper & Forest Products — 1.0%
International Paper Co.	30,641	1,429,403
Pharmaceuticals — 9.9%
Bristol-Myers Squibb Co.	37,750	1,939,595
GlaxoSmithKline PLC — ADR	26,020	1,376,979
Merck & Co., Inc.	58,064	2,893,329
Novartis AG, Registered Shares	25,200	1,992,311
Pfizer, Inc.	77,075	2,445,590
Roche Holding AG — ADR	19,664	1,377,463
Sanofi — ADR	34,358	1,815,133
		13,840,400
Semiconductors & Semiconductor Equipment — 0.8%
Intel Corp.	44,258	1,055,111

See Notes to Financial Statements.

22	FDP SERIES, INC.	NOVEMBER 30, 2013

Schedule of Investments (continued)	Invesco Value FDP Fund (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Software — 2.5%
Autodesk, Inc. (a)	16,951	$767,033
Microsoft Corp.	72,266	2,755,502
		3,522,535
Wireless Telecommunication Services — 1.0%
Vodafone Group PLC — ADR	37,717	1,398,924
Total Long-Term Investments (Cost — $87,081,595) — 93.4%		130,138,197
Short-Term Securities	Par (000)	Value
United States — 6.5%
Brown Brothers Harriman & Co., 0.01%, 12/02/13	$9,029	$9,029,402
Total Short-Term Securities (Cost — $9,029,402) — 6.5%		9,029,402
Total Investments (Cost — $96,110,997) — 99.9%		139,167,599
Other Assets Less Liabilities — 0.1%		145,148
Net Assets — 100.0%		$139,312,747

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)
Investments in issuers considered to be an affiliate of the Fund during the six months ended November 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2013	Shares Purchased	Shares Sold	Shares Held at November 30, 2013	Value at November 30, 2013	Income	Realized Gain (Loss)
The PNC Financial Services Group, Inc.	500	—	—	500	$38,475	$440	—

•	Foreign currency exchange contracts as of November 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,226,300	CAD	1,287,161	Canadian Imperial Bank of Commerce	12/20/13	$14,941
USD	934,717	CHF	858,795	The Bank of New York Mellon	12/20/13	(12,876)
USD	948,515	CHF	872,216	Citibank N.A.	12/20/13	(13,887)
USD	934,199	CHF	858,795	State Street Bank and Trust Co.	12/20/13	(13,394)
USD	1,113,485	EUR	830,717	The Bank of New York Mellon	12/20/13	(15,035)
USD	1,113,483	EUR	830,716	Canadian Imperial Bank of Commerce	12/20/13	(15,035)
USD	1,560,675	EUR	1,165,161	Citibank N.A.	12/20/13	(22,183)
USD	1,112,945	EUR	830,717	State Street Bank and Trust Co.	12/20/13	(15,575)
USD	1,100,643	GBP	689,259	The Bank of New York Mellon	12/20/13	(27,400)
USD	1,101,131	GBP	689,258	Canadian Imperial Bank of Commerce	12/20/13	(26,911)
USD	1,101,386	GBP	689,258	Citibank N.A.	12/20/13	(26,656)
USD	1,307,972	GBP	819,121	State Street Bank and Trust Co.	12/20/13	(32,604)
Total						$(206,615)

•
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2013	23

Schedule of Investments (concluded)	Invesco Value FDP Fund

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$127,719,389	$2,418,808	—	$130,138,197
Short-Term Securities	—	9,029,402	—	9,029,402
Total	$127,719,389	$11,448,210	—	$139,167,599

[1]	See above Schedule of Investments for values in each industry excluding Level 2, which includes a portion of Diversified Telecommunication Services and Pharmaceuticals, within the table.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Foreign currency exchange contracts	—	$14,941	—	$14,941
Liabilities:
Foreign currency exchange contracts	—	(221,556)	—	(221,556)
Total	—	$(206,615)	—	$(206,615)

[2]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2013, foreign currency at value of $59 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended November 30, 2013.

See Notes to Financial Statements.

24	FDP SERIES, INC.	NOVEMBER 30, 2013

Schedule of Investments November 30, 2013 (Unaudited)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Common Stocks (a)		Shares	Value
Automobiles — 0.0%
General Motors Co.		661	$25,600
Paper & Forest Products — 0.0%
NewPage Corp.		400	34,000
Total Common Stocks — 0.0%			59,600

Asset-Backed Securities		Par (000)
Aames Mortgage Investment Trust, Series 2005-4, Class M1, 0.87%, 10/25/35 (b)	USD	122	121,431
Ameriquest Mortgage Securities, Inc. (b):
Series 2004-R4, Class M1, 0.99%, 6/25/34		382	371,572
Series 2005-R9, Class A2B, 0.40%, 11/25/35		2	1,658
Argent Securities, Inc., Series 2005-W2, Class A2C, 0.53%, 10/25/35 (b)		225	201,584
Bayview Financial Acquisition Trust, Series 2004-D, Class M1, 0.80%, 8/28/44 (b)		252	248,629
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-2, Class 2A2, 0.67%, 2/25/35 (b)		146	135,320
Citifinancial Mortgage Securities, Inc., Series 2003-4, Class AF6, 4.49%, 10/25/33 (b)		182	185,239
Conseco Financial Corp., Series 1996-9, Class M1, 7.63%, 8/15/27 (b)		150	164,967
Countryplace Manufactured Housing Contract Trust, Series 2005-1, Class A3, 5.00%, 12/15/35 (b)(c)		33	33,280
Countrywide Asset-Backed Certificates (b):
Series 2004-1, Class M1, 0.92%, 3/25/34		123	115,959
Series 2005-11, Class AF4, 5.14%, 2/25/36		700	592,367
Series 2005-14, Class 3A2, 0.41%, 4/25/36		31	31,300
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7, 7.27%, 6/15/29		594	598,239
Home Equity Mortgage Trust, Series 2004-4, Class M3, 1.14%, 12/25/34 (b)		178	157,219
JP Morgan Mortgage Acquisition Trust, Series 2006-ACC1, Class A4, 0.32%, 5/25/36 (b)		77	74,734
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1, 0.64%, 8/25/35 (b)		92	88,485
Morgan Stanley ABS Capital I Trust, Inc. (b):
Series 2003-HE1, Class M1, 1.37%, 5/25/33		241	224,702
Series 2005-WMC1, Class M2, 0.90%, 1/25/35		110	104,804
Residential Asset Securities Corp., Series 2005-AHL2, Class A2, 0.43%, 10/25/35 (b)		48	48,294
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF1, Class A5, 0.47%, 2/25/36 (b)		388	378,169
Total Asset-Backed Securities — 1.9%			3,877,952

Corporate Bonds
Aerospace & Defense — 0.2%
United Technologies Corp., 3.10%, 6/01/22		356	349,704
Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		500	462,346
Constellation Brands, Inc., 7.25%, 5/15/17		800	927,000
Heineken NV, 2.75%, 4/01/23 (c)		700	637,505
			2,026,851

Corporate Bonds		Par (000)	Value
Biotechnology — 0.6%
Celgene Corp., 4.00%, 8/15/23	USD	700	$694,910
Gilead Sciences, Inc., 4.50%, 4/01/21		600	646,450
			1,341,360
Capital Markets — 1.4%
Credit Suisse, 2.20%, 1/14/14		500	501,168
Export-Import Bank of Korea, 1.25%, 11/20/15		200	200,819
The Goldman Sachs Group, Inc., 2.38%, 1/22/18		200	201,948
Merrill Lynch & Co., Inc., 6.88%, 4/25/18		700	835,697
Morgan Stanley, 5.50%, 1/26/20		1,000	1,130,255
Nuveen Investments, Inc., 9.13%, 10/15/17 (c)		100	99,250
			2,969,137
Chemicals — 0.9%
INEOS Group Holdings SA (c):
7.88%, 2/15/16	EUR	51	69,339
6.50%, 8/15/18		100	138,084
Kerling PLC, 10.63%, 2/01/17 (c)		100	145,561
LYB International Finance BV, 4.00%, 7/15/23	USD	400	399,642
LyondellBasell Industries NV, 5.75%, 4/15/24		500	565,861
PTT Global Chemical PCL, 4.25%, 9/19/22 (c)		200	190,504
RPM International, Inc., 6.25%, 12/15/13		50	50,086
RPM United Kingdom GP, 6.70%, 11/01/15 (c)		200	218,028
			1,777,105
Commercial Banks — 4.1%
AIB Mortgage Bank:
4.88%, 6/29/17	EUR	550	819,877
3.13%, 9/10/18		350	490,942
Banco do Brasil SA, 5.88%, 1/26/22 (c)	USD	500	486,250
Bank of Ireland Mortgage Bank, 3.25%, 6/22/16	EUR	400	560,370
CIT Group, Inc.:
5.00%, 5/15/17	USD	1,500	1,601,250
5.38%, 5/15/20		100	106,750
5.00%, 8/15/22		100	99,000
Export-Import Bank of Korea, 4.00%, 1/29/21		400	415,346
Halyk Savings Bank of Kazakhstan, 7.25%, 5/03/17		400	431,500
HSBC Bank Brasil SA — Banco Multiplo, 4.00%, 5/11/16 (c)		200	202,500
HSBC Holdings PLC, 6.50%, 9/15/37		400	477,107
ING Bank NV, 1.89%, 9/25/15 (b)(c)		500	511,541
Nykredit Realkredit A/S:
2.00%, 1/01/16	DKK	3,000	564,285
Series 10S, 4.00%, 1/01/16		1,500	293,196
Series 12E, 4.00%, 1/01/16		1,500	293,773
Regions Financial Corp., 7.75%, 11/10/14	USD	57	60,519
The Royal Bank of Scotland Group PLC:
6.93%, 4/09/18	EUR	150	229,586
6.13%, 12/15/22	USD	100	101,899
Shinhan Bank, 1.88%, 7/30/18 (c)		300	293,392
SVB Financial Group, 5.38%, 9/15/20		300	327,976
			8,367,059
Commercial Services & Supplies — 0.2%
Aviation Capital Group Corp., 6.75%, 4/06/21 (c)		300	324,914
Communications Equipment — 0.1%
Nokia Siemens Networks Finance BV, 7.13%, 4/15/20 (c)	EUR	100	154,697
Computers & Peripherals — 0.1%
Apple, Inc., 2.40%, 5/03/23	USD	300	271,895
Construction & Engineering — 0.1%
Abengoa Finance SAU, 8.88%, 11/01/17 (c)		150	159,000

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2013	25

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Construction Materials — 0.1%
Cemex SAB de CV, 9.00%, 1/11/18 (c)	USD	200	$219,000
Consumer Finance — 0.7%
American Express Credit Corp., 5.38%, 10/01/14	GBP	400	678,436
Discover Financial Services, 3.85%, 11/21/22	USD	400	384,391
Ford Motor Credit Co. LLC:
5.00%, 5/15/18		150	167,111
8.13%, 1/15/20		200	251,371
			1,481,309
Containers & Packaging — 0.2%
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20		200	205,000
8.25%, 2/15/21		100	105,250
			310,250
Diversified Financial Services — 2.1%
Ally Financial, Inc.:
8.00%, 12/31/18		50	59,500
7.50%, 9/15/20		200	234,500
Banco Popolare, 4.75%, 3/31/16	EUR	100	142,862
Bank of America Corp., 5.63%, 10/14/16	USD	500	560,050
Citigroup, Inc., 3.50%, 5/15/23		1,000	928,025
Deutsche Bank AG, 4.30%, 5/24/28 (b)		500	456,666
General Electric Capital Corp., 6.00%, 8/07/19		500	597,076
JPMorgan Chase & Co.:
4.38%, 1/30/14	EUR	300	410,190
4.25%, 10/15/20	USD	700	744,465
SLM Corp.:
8.45%, 6/15/18		100	116,500
5.50%, 1/15/19		100	103,734
			4,353,568
Diversified Telecommunication Services — 1.1%
CenturyLink, Inc., Series T, 5.80%, 3/15/22		200	197,500
Frontier Communications Corp.:
8.50%, 4/15/20		100	114,500
7.13%, 1/15/23		200	205,000
Intelsat Jackson Holdings SA, 7.50%, 4/01/21		100	109,875
Telefonica Emisiones SAU:
4.95%, 1/15/15		250	260,511
4.57%, 4/27/23		500	495,427
Verizon Communications, Inc., 6.40%, 9/15/33		700	781,459
Verizon New York, Inc., Series B, 7.38%, 4/01/32		100	113,437
			2,277,709
Electric Utilities — 1.1%
Baltimore Gas & Electric Co., 3.35%, 7/01/23		300	290,864
Dominion Resources, Inc., 8.88%, 1/15/19		600	776,590
Georgia Power Co., 4.30%, 3/15/42		300	271,228
Pacific Gas & Electric Co.:
3.25%, 6/15/23		300	285,961
4.45%, 4/15/42		400	366,139
State Grid Overseas Investment 2013 Ltd., 3.13%, 5/22/23 (c)		300	279,909
			2,270,691
Energy Equipment & Services — 0.8%
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23		500	455,827
Energy Transfer Partners LP, 5.20%, 2/01/22		200	212,772
Lukoil International Finance BV, 4.56%, 4/24/23 (c)		500	465,000
Peabody Energy Corp., 6.25%, 11/15/21		200	204,500
Petrofac Ltd., 3.40%, 10/10/18 (c)		300	303,782
			1,641,881

Corporate Bonds		Par (000)	Value
Food & Staples Retailing — 0.8%
Cencosud SA, 4.88%, 1/20/23 (c)	USD	500	$474,305
CVS Caremark Corp.:
5.75%, 6/01/17		147	168,136
2.75%, 12/01/22		500	461,740
Safeway, Inc., 3.95%, 8/15/20		600	602,750
			1,706,931
Food Products — 1.5%
Barry Callebaut Services NV, 5.50%, 6/15/23 (c)		200	203,568
Bunge Ltd. Finance Corp., 5.10%, 7/15/15		400	424,401
Dean Foods Co., 7.00%, 6/01/16		1,328	1,487,360
Kraft Foods Group, Inc., 3.50%, 6/06/22		800	782,074
Sigma Alimentos SA de CV, 5.63%, 4/14/18 (c)		200	215,500
			3,112,903
Health Care Equipment & Supplies — 0.8%
Baxter International, Inc., 3.20%, 6/15/23		500	484,339
DENTSPLY International, Inc., 4.13%, 8/15/21		500	501,080
PerkinElmer, Inc., 5.00%, 11/15/21		600	613,437
			1,598,856
Health Care Providers & Services — 0.6%
HCA Holdings, Inc., 6.25%, 2/15/21		100	104,750
HCA, Inc., 5.88%, 5/01/23		200	198,500
Medco Health Solutions, Inc., 7.13%, 3/15/18		800	961,629
			1,264,879
Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17		200	203,500
9.00%, 2/15/20		100	97,250
MGM Resorts International:
6.63%, 7/15/15		100	107,750
6.75%, 10/01/20		100	107,500
			516,000
Household Durables — 0.5%
DR Horton, Inc., 5.63%, 1/15/16		1,000	1,072,500
Independent Power Producers & Energy Traders — 0.3%
Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 9/19/22 (c)		600	558,799
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 11.50%, 10/01/20 (c)		200	146,500
			705,299
Industrial Conglomerates — 0.3%
General Electric Co., 2.70%, 10/09/22		200	190,099
Hutchison Whampoa International Ltd. (c):
3.50%, 1/13/17		300	315,744
7.45%, 11/24/33		50	64,005
			569,848
Insurance — 1.3%
Aflac, Inc.:
8.50%, 5/15/19		100	129,800
3.63%, 6/15/23		500	487,546
The Allstate Corp.:
3.15%, 6/15/23		500	482,337
5.75%, 8/15/53 (b)		250	253,750
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (c)		600	625,493
Pricoa Global Funding I, 5.45%, 6/11/14 (c)		300	307,668
Prudential Covered Trust, Series 2012-1, 3.00%, 9/30/15 (c)		425	439,361
			2,725,955
IT Services — 0.1%
First Data Corp., 8.25%, 1/15/21 (c)		100	106,125

See Notes to Financial Statements.

26	FDP SERIES, INC.	NOVEMBER 30, 2013

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Media — 1.5%
21st Century Fox America, Inc., 7.25%, 5/18/18	USD	400	$487,421
Clear Channel Communications, Inc., 9.00%, 3/01/21		200	202,000
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 3/15/20		100	105,500
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.80%, 3/15/22		500	478,307
DISH DBS Corp.:
5.88%, 7/15/22		200	202,500
5.00%, 3/15/23		100	95,250
Intelsat Jackson Holdings SA, 6.63%, 12/15/22		200	204,000
NBCUniversal Media LLC, 2.88%, 1/15/23		400	374,040
Time Warner, Inc., 6.10%, 7/15/40		200	214,837
Viacom, Inc., 4.25%, 9/01/23		800	808,022
			3,171,877
Metals & Mining — 0.8%
ArcelorMittal, 6.00%, 3/01/21		300	314,625
FMG Resources August 2006 Property Ltd., 6.88%, 4/01/22 (c)		200	216,000
Freeport-McMoRan Copper & Gold, Inc., 3.88%, 3/15/23		500	469,561
Glencore Funding LLC, 4.13%, 5/30/23 (c)		500	467,949
Reliance Steel & Aluminum Co., 4.50%, 4/15/23		200	196,380
			1,664,515
Multi-Utilities — 0.3%
Sempra Energy, 2.88%, 10/01/22		600	555,671
Oil, Gas & Consumable Fuels — 2.9%
Apache Corp., 4.25%, 1/15/44		600	542,221
Canadian Natural Resources Ltd., 5.90%, 2/01/18		500	575,105
Chesapeake Energy Corp.:
6.63%, 8/15/20		200	224,000
5.75%, 3/15/23		50	51,750
CNPC HK Overseas Capital Ltd., 5.95%, 4/28/41 (c)		200	216,773
Enable Oklahoma Intrastate Transmission LLC, 6.25%, 3/15/20 (c)		400	429,058
Energy Transfer Equity LP, 7.50%, 10/15/20		200	228,000
Enterprise Products Operating LLC:
3.35%, 3/15/23		300	285,197
Series B, 7.03%, 1/15/68 (b)		100	110,250
Gazprom OAO Via Gaz Capital SA, 6.21%, 11/22/16 (c)		500	552,500
Kinder Morgan Energy Partners LP, 3.45%, 2/15/23		200	187,466
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (c)		200	219,900
Linn Energy LLC / Linn Energy Finance Corp., 7.00%, 11/01/19 (c)		100	99,500
Plains Exploration & Production Co., 6.63%, 5/01/21		100	109,365
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23 (c)		200	189,500
Samson Investment Co., 10.50%, 2/15/20 (c)		100	108,125
Valero Energy Corp., 9.38%, 3/15/19		800	1,041,031
Weatherford International Ltd., 5.95%, 4/15/42		900	893,577
			6,063,318
Paper & Forest Products — 0.0%
NewPage Corp., 11.38%, 12/31/14 (a)(d)		92	—
Personal Products — 0.2%
Avon Products, Inc., 5.00%, 3/15/23		500	491,918

Corporate Bonds		Par (000)	Value
Pharmaceuticals — 0.7%
AbbVie, Inc.:
2.90%, 11/06/22	USD	500	$470,891
4.40%, 11/06/42		400	365,656
Actavis, Inc. (FKA Watson Pharmaceuticals, Inc.), 3.25%, 10/01/22		100	93,678
Zoetis, Inc., 3.25%, 2/01/23		500	470,695
			1,400,920
Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.:
3.50%, 1/31/23		500	458,875
5.00%, 2/15/24		500	510,348
ERP Operating LP, 5.75%, 6/15/17		500	564,748
Health Care REIT, Inc., 4.13%, 4/01/19		500	532,967
Healthcare Realty Trust, Inc., 6.50%, 1/17/17		500	563,374
			2,630,312
Semiconductors & Semiconductor Equipment — 0.6%
Freescale Semiconductor, Inc.:
9.25%, 4/15/18 (c)		48	51,780
10.75%, 8/01/20		134	152,090
6.00%, 1/15/22 (c)		50	50,500
Maxim Integrated Products, Inc., 3.38%, 3/15/23		1,000	921,759
			1,176,129
Specialty Retail — 0.1%
Edcon Proprietary Ltd., 9.50%, 3/01/18 (c)	EUR	200	283,989
Tobacco — 0.7%
Altria Group, Inc.:
9.70%, 11/10/18	USD	111	147,889
4.00%, 1/31/24		900	886,475
Lorillard Tobacco Co., 2.30%, 8/21/17		500	504,847
			1,539,211
Transportation Infrastructure — 0.4%
DP World Ltd., 6.85%, 7/02/37 (c)		380	378,860
Sydney Airport Finance Co. Property Ltd., 3.90%, 3/22/23 (c)		500	481,769
			860,629
Wireless Telecommunication Services — 0.3%
Sprint Communications, Inc.:
7.00%, 3/01/20 (c)		200	222,500
6.00%, 11/15/22		200	198,500
Wind Acquisition Finance SA, 11.75%, 7/15/17 (c)		200	212,500
			633,500
Total Corporate Bonds — 31.1%			64,147,415

Floating Rate Loan Interests (b)
Aerospace & Defense — 0.1%
Transdigm, Inc., Term Loan C, 3.75%, 2/28/20		190	190,447
Airlines — 0.0%
Delta Air Lines, Inc., 2nd New Term Loan, 3.50%, 4/20/17		88	88,041
Building Products — 0.1%
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		127	126,997
Capital Markets — 0.1%
Guggenheim Partners Investment Management Holdings, LLC, Initial Term Loan, 4.00%, 7/22/20		295	296,737
Chemicals — 1.0%
Arysta LifeScience SPC, LLC, 1st Lien Term Loan, 4.50%, 5/29/20		539	541,252

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2013	27

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (b)		Par (000)	Value
Chemicals (concluded)
Axalta Coating Systems US Holdings Inc., Initial Term Loan B, 4.75%, 2/01/20	USD	369	$371,356
INEOS US Finance LLC, Dollar Term Loan, 4.00%, 5/04/18		341	341,955
MacDermid, Inc., 1st Lien Term Loan B, 4.00%, 6/07/20		208	209,511
OCI Beaumont LLC, Term Loan B-2, 6.25%, 8/20/19		34	33,612
Oxbow Carbon LLC, 1st Lien Term Loan B, 4.25%, 7/19/19		240	240,127
Tronox Pigments (Netherlands) BV, Term Loan, 4.50%, 3/19/20		248	251,096
			1,988,909
Commercial Services & Supplies — 0.2%
ARAMARK Corp.:
Extended Synthetic LC, 3.50%, 7/26/16		14	14,519
Synthetic LC-3, 3.50%, 7/26/16		— (e)	123
Term Loan B, 3.50%, 7/26/16		179	179,189
Term Loan C, 3.50%, 7/26/16		8	8,163
Term Loan D, 4.00%, 8/22/19		100	100,375
Interactive Data Corp., Term Loan B, 3.75%, 2/11/18		195	195,195
			497,564
Computers & Peripherals — 0.3%
Dell International Inc., Term Loan B, 4.50%, 4/29/20		573	566,914
Containers & Packaging — 0.4%
Exopack Holdings S.A., USD Term Loan, 5.25%, 5/08/19		95	96,086
Pact Group (USA), LLC, Term Loan B, 3.75%, 5/29/20		50	49,299
Reynolds Group Holdings Inc., U.S. Term Loan, 4.00%, 12/01/18		610	614,698
			760,083
Diversified Consumer Services — 0.1%
Weight Watchers International, Inc., Term Loan B2, 3.75%, 4/02/20		127	109,117
Diversified Financial Services — 0.2%
Asurion LLC, Term Loan B1, 4.50%, 5/24/19		38	37,756
TransUnion LLC, 2013 Replacement Term Loan, 4.25%, 2/10/19		386	388,317
			426,073
Diversified Telecommunication Services — 0.3%
Intelsat Jackson Holdings SA, Term Loan B-2, 3.75%, 6/30/19		684	684,761
Electrical Equipment — 0.0%
WESCO Distribution, Inc., Term Loan B-1, 4.00%, 12/12/19		43	42,581
Energy Equipment & Services — 0.2%
Pacific Drilling SA, Term Loan, 4.50%, 6/03/18		325	327,586
Food Products — 0.2%
Del Monte Foods Co., Initial Term Loans, 4.00%, 3/08/18		404	405,859
Health Care Providers & Services — 0.4%
Community Health Systems, Inc., New Extended Term Loan, 3.50%, 1/25/17		399	401,193
DaVita, Inc.:
Term Loan B, 4.50%, 10/20/16		153	153,227
Term Loan B-2, 4.00%, 8/24/19		363	365,186
			919,606
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Finance, LLC, Initial Term Loan, 4.00%, 10/25/20		186	186,696

Floating Rate Loan Interests (b)		Par (000)	Value
IT Services — 0.2%
Moneygram International, Inc., Term Loan, 4.25%, 3/28/20	USD	486	$488,314
Machinery — 0.1%
Terex Corp., Term Loan, 3.50%, 4/28/17		264	265,011
Materials — 0.1%
Walter Energy, Inc., Term Loan B, 6.75%, 4/01/18		145	142,006
Media — 0.1%
Entravision Communications Corp., Term Loan B, 3.50%, 5/31/20		63	61,406
Foxco Acquisition Sub LLC, Term Loan B, 5.50%, 7/14/17		51	50,629
UPC Financing Partnership, Term Loan A-F, 4.00%, 1/31/21		52	52,217
WMG Acquisition Corp., Term Loan, 3.75%, 7/01/20		50	49,938
Zuffa LLC, Initial Term Loan, 4.50%, 2/25/20		63	63,635
			277,825
Metals & Mining — 0.1%
American Rock Salt Co. LLC, Term Loan, 5.25%, 4/25/17		250	251,842
FMG American Finance, Inc. (Fortescue Metals Group), Term Loan, 4.25%, 6/30/19		96	97,082
			348,924
Multiline Retail — 0.4%
Hudson’s Bay Co., 1st Lien Term Loan, 4.75%, 11/04/20		300	303,466
Sears Roebuck Acceptance Co., Term Loan, 5.50%, 6/30/18		481	481,106
			784,572
Oil, Gas & Consumable Fuels — 0.0%
Arch Coal, Inc., Term Loans, 5.75%, 5/16/18		51	50,071
Personal Products — 0.2%
FGI Operating Co. LLC, Term Loan B, 5.50%, 4/19/19		251	253,558
Otter Products, LLC, Term Loan, 5.25%, 4/29/19		79	78,780
			332,338
Pharmaceuticals — 0.1%
Aptalis Pharma, Inc., Term Loan B, 6.00%, 10/04/20		106	107,431
Valeant Pharmaceuticals International, Inc., Term Loan E, 4.50%, 8/05/20		120	120,924
			228,355
Road & Rail — 0.1%
Global TIP Finance BV/Finance America, LLC, Term Loan C, 6.50%, 10/16/20		120	115,800
Software — 0.3%
BMC Software Finance, Inc., Initial US Term Loans, 5.00%, 9/10/20		553	555,969
Specialty Retail — 0.7%
BJ’s Wholesale Club, Inc., 2013 (Nov) Replacement Loans, 4.50%, 9/26/19		540	541,391
Evergreen Acqco 1 LP (Savers), Term Loan, 5.00%, 7/09/19		253	253,247
Harbor Freight Tools USA, Inc., Term Loans, 4.75%, 7/26/19		221	223,578
Neiman Marcus Group Ltd., Inc. (The), Term Loan, 5.00%, 10/25/20		23	23,239
Party City Holdings, Inc., Refinancing Term Loan B, 4.25%, 7/27/19		313	314,206
			1,355,661
Total Floating Rate Loan Interests — 6.1%			12,562,817

See Notes to Financial Statements.

28	FDP SERIES, INC.	NOVEMBER 30, 2013

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)
Foreign Agency Obligations		Par (000)		Value
Brazil Notas do Tesouro Nacional, 10.00%, 1/01/17	BRL	1,200	(f)	$484,266
Hungary Government Bond:
5.50%, 2/12/14	HUF	400		1,811
8.00%, 2/12/15		2,940		13,979
7.75%, 8/24/15		900		4,337
5.50%, 12/22/16		9,300		43,404
6.75%, 11/24/17		890		4,312
5.50%, 12/20/18		6,860		31,469
6.00%, 1/11/19	EUR	120		175,391
3.88%, 2/24/20		40		52,678
7.50%, 11/12/20	HUF	190		944
7.00%, 6/24/22		190		908
6.00%, 11/24/23		250		1,119
Iceland Government International Bond, 5.88%, 5/11/22 (c)	USD	100		103,000
Ireland Government Bond:
4.50%, 10/18/18	EUR	34		51,080
4.40%, 6/18/19		64		95,311
5.90%, 10/18/19		149		236,954
4.50%, 4/18/20		113		167,001
5.00%, 10/18/20		186		282,493
5.40%, 3/13/25		201		309,369
Korea Monetary Stabilization Bond:
3.48%, 12/02/13	KRW	216,700		204,762
3.47%, 2/02/14		297,980		281,987
3.59%, 4/02/14		437,940		415,190
3.28%, 6/02/14		519,220		492,268
2.82%, 8/02/14		14,200		13,436
2.78%, 10/02/14		56,600		53,537
2.84%, 12/02/14		247,290		233,980
2.74%, 2/02/15		33,310		31,476
2.47%, 4/02/15		486,000		457,470
2.76%, 6/02/15		606,700		572,810
2.80%, 8/02/15		435,280		410,764
2.81%, 10/02/15		60,000		56,649
Korea Treasury Bond:
3.00%, 12/10/13		349,000		329,799
3.50%, 6/10/14		332,710		315,822
3.25%, 12/10/14		126,990		120,631
3.25%, 6/10/15		32,100		30,520
2.75%, 12/10/15		250,830		236,217
Lithuania Government International Bond (c):
6.75%, 1/15/15	USD	130		137,912
7.38%, 2/11/20		310		375,100
Malaysia Government Bonds:
3.43%, 8/15/14	MYR	530		164,919
3.74%, 2/27/15		310		97,024
3.84%, 8/12/15		450		141,326
4.72%, 9/30/15		509		162,838
3.20%, 10/15/15		355		110,439
4.24%, 2/07/18		2,250		712,528
Mexican Bonos:
8.00%, 12/19/13	MXN	9,080	(g)	693,197
7.00%, 6/19/14		930	(g)	72,149
9.50%, 12/18/14		10,460	(g)	844,054
6.00%, 6/18/15		137	(g)	10,796
8.00%, 12/17/15		10,948	(g)	900,927
6.25%, 6/16/16		1,707	(g)	137,100
7.25%, 12/15/16		1,021	(g)	84,239
Peru Government Bond, 7.84%, 8/12/20	PEN	615	(h)	252,815
Poland Government Bond:
2.36%, 7/25/14 (i)	PLN	15		4,776
5.50%, 4/25/15		642		215,328
2.80%, 7/25/15 (i)		1,457		450,058

Foreign Agency Obligations		Par (000)		Value
Poland Government Bond (concluded):
6.25%, 10/24/15	PLN	535		$183,591
3.02%, 1/25/16 (i)		3,675		1,114,274
5.00%, 4/25/16		735		247,946
2.71%, 1/25/17 (b)		376		121,067
2.71%, 1/25/21 (b)		381		120,238
Poland Government International Bond, 6.38%, 7/15/19	USD	340		398,650
Republic of Ghana, 8.50%, 10/04/17 (c)		100		107,500
Republic of Hungary:
3.50%, 7/18/16	EUR	20		27,714
4.38%, 7/04/17		45		62,517
5.75%, 6/11/18		95		137,477
Russian Government International Bond, 7.50%, 3/31/30 (c)	USD	701		819,819
Ukraine Government International Bond, 7.95%, 2/23/21 (c)		200		176,000
Vietnam Government International Bond, 6.75%, 1/29/20 (c)		320		344,800
Total Foreign Agency Obligations — 7.6%				15,746,262

Municipal Bonds
Alabama Federal Aid Highway Finance Authority, RB, 5.00%, 9/01/25		575		632,540
Coachella Valley Unified School District, GO, Series D, 5.00%, 8/01/37		230		230,948
Colorado Independent School District, GO, 5.00%, 8/15/38		200		213,298
County of Nassau NY, GO, Series B:
5.00%, 4/01/39		270		272,187
5.00%, 4/01/43		270		270,983
Evansville Local Public Improvement Bond Bank, RB, Series A, 5.00%, 7/01/36		50		51,802
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 3.00%, 7/01/20		300		286,218
JobsOhio Beverage System, Refunding RB, Series A, 5.00%, 1/01/38		450		456,548
Kansas Development Finance Authority, Refunding RB:
5.25%, 6/01/38		130		135,647
5.25%, 6/01/42		130		134,395
Wichita State University Union Corporation Student House Project, Series F-1, 5.00%, 6/01/46		160		160,286
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.00%, 7/01/41		250		255,370
New Jersey EDA, Refunding RB, School Facilities Construction, Series NN, 5.00%, 3/01/30		120		126,444
New York City Water & Sewer System, Refunding RB, 5.00%, 6/15/46		160		164,274
New York State Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/29		800		873,880
Puerto Rico Electric Power Authority, RB, Series A, 6.75%, 7/01/36		425		348,985
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44		475		405,759
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38		150		152,481
State of Arkansas, GO, 3.25%, 6/15/22		700		732,284
State of California, GO, Various Purposes, 6.00%, 11/01/39		210		240,998
State of Hawaii, GO, 5.00%, 8/01/30		45		49,487
See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2013	29

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)
Municipal Bonds		Par (000)	Value
State of Illinois, GO, 5.88%, 3/01/19	USD	495	$538,456
State of Mississippi, GO, Series B, 5.00%, 12/01/31 (j)		50	54,694
State of Washington, GO:
Series D, 5.00%, 2/01/23		50	58,109
Refunding, 5.00%, 7/01/24		60	69,880
University of California, Refunding RB, 5.00%, 5/15/48 (b)		925	1,082,472
Total Municipal Bonds — 3.9%			7,998,425

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.5%
Bear Stearns Alt-A Trust, Series 2004-13, Class A2, 1.05%, 11/25/34 (b)		97	89,786
Citigroup Mortgage Loan Trust 2013-A, Series 2013-A, Class A, 3.00%, 5/25/42 (b)(c)		215	210,980
Credit Suisse Mortgage Capital Certificates, Series 2009-15R, Class 3A1, 5.33%, 3/26/36 (b)(c)		396	410,980
Wells Fargo Mortgage-Backed Securities Trust:
Series 2004-W, Class A9, 2.62%, 11/25/34 (b)		176	182,466
Series 2007-3, Class 3A1, 5.50%, 4/25/22		52	53,891
			948,103
Commercial Mortgage-Backed Securities — 6.2%
Banc of America Commercial Mortgage Trust 2007-3, Series 2007-3, Class AM, 5.80%, 6/10/49 (b)		735	819,962
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4:
Class AJ, 5.70%, 7/10/46 (b)		732	755,513
Class AM, 5.68%, 7/10/46		500	550,625
Bear Stearns Commercial Mortgage Securities:
Series 2006-PW11, Class AJ, 5.61%, 3/11/39 (b)		694	729,649
Series 2006-PW12, Class AJ, 5.94%, 9/11/38 (b)		112	116,936
Series 2006-PW13, Class AJ, 5.61%, 9/11/41 (b)		640	654,264
Series 2007-PW15, Class A4, 5.33%, 2/11/44		390	426,779
Series 2007-PW16, Class A4, 5.71%, 6/11/40 (b)		850	960,746
Citigroup Commercial Mortgage Trust:
Series 2006-C5, Class AJ, 5.48%, 10/15/49		210	206,421
Series 2007-C6, Class AM, 5.89%, 12/10/49 (b)		506	561,489
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AJ, 5.69%, 10/15/48		425	399,240
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class B, 4.94%, 5/10/43		750	304,200
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class AJ, 6.02%, 7/10/38 (b)		640	657,598
Series 2006-GG7, Class AM, 6.02%, 7/10/38 (b)		190	208,495
Series 2007-GG9, Class A4, 5.44%, 3/10/39		908	1,004,059
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB14, Class AM, 5.63%, 12/12/44 (b)		400	431,627

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
JPMorgan Chase Commercial Mortgage Securities Trust (concluded):
Series 2006-CB16, Class B, 5.67%, 5/12/45 (b)	USD	350	$262,332
Series 2006-CB17, Class AM, 5.46%, 12/12/43		700	728,253
Series 2006-LDP7, Class AJ, 6.06%, 4/15/45 (b)		640	643,406
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AJ, 6.07%, 6/15/38 (b)		390	407,005
Morgan Stanley Capital I Trust 2007-IQ16, Series 2007-IQ16, Class AM, 6.09%, 12/12/49 (b)		850	967,099
Morgan Stanley Capital I Trust, Inc., Series 2006-HQ8, Class AJ, 5.68%, 3/12/44 (b)		260	266,168
Talisman Finance PLC, Series 6, Class A, 0.40%, 10/22/16 (b)	EUR	572	732,854
			12,794,720
Total Non-Agency Mortgage-Backed Securities — 6.7%			13,742,823

US Government Sponsored Agency Securities
Agency Obligations — 2.0%
Fannie Mae, 5.38%, 6/12/17	USD	1,000	1,155,418
Freddie Mac:
2.88%, 2/09/15		2,000	2,063,070
6.25%, 7/15/32		800	1,033,611
			4,252,099
Collateralized Mortgage Obligations — 0.8%
Fannie Mae Mortgage-Backed Securities, Series 2007-1, Class NF, 0.42%, 2/25/37 (b)		573	572,273
Freddie Mac Mortgage-Backed Securities, Series 2643, Class OG, 5.00%, 7/15/32		982	1,001,986
			1,574,259
Mortgage-Backed Securities — 20.6%
Fannie Mae Mortgage-Backed Securities:
6.00%, 6/01/21–9/01/38		1,076	1,192,372
1.74%, 10/01/32 (b)		96	100,238
1.55%, 5/01/33 (b)		13	12,962
2.20%, 9/01/34 (b)		419	440,709
5.50%, 11/01/34–3/01/36		2,344	2,592,178
2.06%, 4/01/35 (b)		20	19,839
2.33%, 4/01/35 (b)		214	226,976
5.00%, 8/01/35–4/01/37		331	359,659
6.50%, 1/01/36		86	95,632
3.00%, 12/01/28–12/01/43 (k)		14,400	14,548,454
3.50%, 12/01/43 (k)		950	957,533
4.00%, 12/01/43 (k)		11,800	12,308,875
Freddie Mac Mortgage-Backed Securities:
4.50%, 9/01/20		40	42,091
6.00%, 10/01/21–2/01/39		164	178,524
5.00%, 7/01/23–2/01/39		1,365	1,472,783
2.21%, 11/01/27 (b)		198	208,436
2.46%, 4/01/32 (b)		71	75,192
2.51%, 9/01/32 (b)		11	11,980
5.50%, 11/01/37		8	9,034
6.50%, 9/01/38		22	24,543
3.00%, 12/01/43 (k)		3,300	3,168,902
4.00%, 12/01/43 (k)		2,200	2,286,539
Ginnie Mae Mortgage-Backed Securities:
6.50%, 12/20/37–7/15/38		260	295,848
3.50%, 12/01/43 (k)		1,800	1,837,547
			42,466,846
Total US Government Sponsored Agency Securities — 23.4%			48,293,204

See Notes to Financial Statements.

30	FDP SERIES, INC.	NOVEMBER 30, 2013

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)
US Treasury Obligations		Par (000)	Value
US Treasury Bonds:
6.25%, 5/15/30	USD	1,700	$2,321,828
4.75%, 2/15/37		400	470,375
4.63%, 2/15/40		2,100	2,427,140
4.38%, 5/15/41		300	333,188
3.13%, 11/15/41		700	619,172
3.13%, 2/15/42		1,600	1,412,499
3.00%, 5/15/42		1,200	1,030,874
US Treasury Inflation Indexed Bonds:
2.00%, 1/15/16		1,180	1,256,966
0.13%, 4/15/16		1,591	1,632,331
US Treasury Notes:
1.88%, 4/30/14		1,100	1,107,907
2.25%, 5/31/14		1,500	1,515,703
2.25%, 1/31/15		1,000	1,024,062
4.00%, 2/15/15		1,000	1,045,586
2.50%, 4/30/15		2,900	2,993,798
4.13%, 5/15/15		500	528,281
4.50%, 11/15/15		400	432,891
4.88%, 8/15/16		3,600	4,027,500
3.00%, 8/31/16		5,400	5,769,565
4.63%, 11/15/16		900	1,006,664
4.63%, 2/15/17		1,000	1,125,312
3.13%, 4/30/17		1,100	1,188,000
4.50%, 5/15/17		350	394,516
4.75%, 8/15/17		1,400	1,598,516
2.75%, 12/31/17		500	534,805
3.50%, 2/15/18		5,000	5,498,830
3.75%, 11/15/18		4,300	4,797,187
2.75%, 2/15/19		2,000	2,131,876
3.63%, 8/15/19		2,000	2,218,124
3.63%, 2/15/20		4,300	4,766,954
3.50%, 5/15/20		2,100	2,310,000
Total US Treasury Obligations — 27.8%			57,520,450

Other Interests (l)		Beneficial Interest (000)
General Motors II		6,500	—
Motors Liquidation Co. GUC Trust (a)		— (e)	7,785
Total Other Interests — 0.0%			7,785

Preferred Securities		Par (000)
Capital Trusts
Commercial Banks — 0.9%
Bank of America Corp., Series M, 8.13% (b)(m)		300	334,500
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (b)		500	499,375
Wachovia Capital Trust III, 5.57% (b)(m)		1,000	930,600
			1,764,475
Diversified Financial Services — 0.3%
JPMorgan Chase & Co., Series 1, 7.90% (b)(m)		575	635,375
Electric Utilities — 0.2%
Electricite de France SA, 5.25% (b)(c)(m)		500	494,000
Insurance — 0.4%
MetLife, Inc., 6.40%, 12/15/66		600	615,000
Mitsui Sumitomo Insurance Co. Ltd., 7.00%, 3/15/72 (b)(c)		100	112,500
			727,500
Total Capital Trusts — 1.8%			3,621,350
Preferred Stocks — 0.3%		Shares	Value
Commercial Banks — 0.3%
US Bancorp, Series G, 6.00% (b)(m)		24,000	$656,160

Trusts Preferred — 0.0%
Diversified Financial Services — 0.0%
GMAC Capital Trust I, Series 2, 8.13%		3,800	101,627
Total Preferred Securities — 2.1%			4,379,137

Warrants (n)
Automobiles — 0.0%
General Motors Co. (Issued/Exercisable 11/02/10, 1.0 Share for 1 Warrant, Expires 7/10/16, Strike Price USD 10.00)		600	17,370
General Motors Co. (Issued/Exercisable 11/02/10, 1.0 Share for 1 Warrant, Expires 7/10/19, Strike Price USD 18.33)		600	12,708
Total Warrants — 0.0%			30,078
Total Long-Term Investments (Cost — $224,943,553) — 110.6%			228,365,948

Short-Term Securities		Par (000)
Foreign Agency Obligations
Hungary — 0.2%
Hungary Treasury Bills (o):
4.51%, 1/08/14	HUF	1,570	7,045
4.65%, 1/08/14		16,660	74,746
4.47%, 3/05/14		6,860	30,692
4.60%, 3/05/14		33,310	149,032
4.63%, 3/05/14		11,800	52,795
4.13%, 6/25/14		2,280	10,105
			324,415
Malaysia — 0.9%
Bank Negara Malaysia Monetary Notes (o):
Series 0213, 2.88%, 1/09/14	MYR	90	27,843
Series 0213, 2.93%, 1/09/14		10	3,093
Series 0413, 2.85%, 1/16/14		60	18,552
Series 0413, 2.88%, 1/16/14		80	24,736
Series 0613, 2.85%, 2/06/14		45	13,888
Series 0713, 2.85%, 2/18/14		525	161,873
Series 0813, 2.85%, 2/20/14		415	127,936
Series 0813, 2.87%, 2/20/14		15	4,624
Series 0913, 2.88%, 2/25/14		155	47,764
Series 0913, 2.88%, 2/25/14		270	83,203
Series 1013, 2.90%, 3/06/14		625	192,460
Series 1213, 2.90%, 3/13/14		30	9,233
Series 1413, 2.85%, 3/27/14		20	6,149
Series 1413, 2.86%, 3/27/14		10	3,074
Series 1613, 2.87%, 4/03/14		70	21,510
Series 1613, 2.90%, 4/03/14		60	18,437
Series 2113, 2.87%, 4/24/14		20	6,134
Series 2513, 2.92%, 12/05/13		120	37,224
Series 2713, 2.92%, 12/10/13		160	49,612
Series 2813, 2.85%, 5/15/14		10	3,062
Series 2813, 2.91%, 5/15/14		80	24,495
Series 2913, 2.85%, 5/20/14		10	3,061
Series 2913, 2.85%, 5/20/14		130	39,788
Series 3013, 2.93%, 12/19/13		10	3,099
Series 3113, 2.85%, 5/27/14		90	27,530
Series 3113, 2.85%, 5/27/14		215	65,766

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2013	31

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)
Foreign Agency Obligations		Par (000)	Value
Malaysia (concluded)
Bank Negara Malaysia Monetary Notes (o) (concluded):
Series 3113, 2.91%, 5/27/14	MYR	55	$16,824
Series 3213, 2.87%, 12/26/13		400	123,877
Series 3313, 2.87%, 6/03/14		20	6,114
Series 3413, 2.92%, 12/31/13		240	74,295
Series 3513, 2.86%, 6/05/14		30	9,170
Series 3513, 2.86%, 6/05/14		30	9,170
Series 3713, 2.87%, 6/17/14		10	3,054
Series 3813, 2.95%, 6/19/14		90	27,477
Series 4013, 2.91%, 1/23/14		10	3,090
Series 4213, 2.93%, 1/30/14		60	18,528
Series 4313, 2.86%, 7/08/14		10	3,048
Series 4313, 2.86%, 7/08/14		70	21,338
Series 4413, 2.87%, 7/15/14		140	42,652
Series 4413, 2.90%, 7/15/14		30	9,140
Series 4613, 2.90%, 7/24/14		30	9,133
Series 4613, 2.87%, 7/24/14		200	60,887
Series 4813, 2.89%, 8/05/14		230	69,952
Series 4913, 2.86%, 8/14/14		240	72,941
Series 5113, 2.87%, 8/21/14		25	7,594
Series 5113, 2.93%, 8/21/14		60	18,225
Series 5513, 2.83%, 9/09/14		50	15,164
Series 5713, 2.83%, 9/18/14		50	15,153
Series 6013, 2.85%, 10/02/14		90	27,246
Series 6213, 2.87%, 10/16/14		20	6,048
Series 6213, 2.90%, 10/16/14		110	33,263
Series 6213, 2.90%, 10/16/14		60	18,144
Series 6613, 2.95%, 10/28/14		205	61,931
Series 6713, 2.94%, 6/12/14		80	24,438
Series 6713, 2.86%, 11/06/14		20	6,038
Series 6713, 2.88%, 11/06/14		90	27,170
Series 9912, 2.91%, 12/12/13		60	18,602
Malaysia Treasury Bills, 2.90%, 5/30/14 (o)		30	9,171
			1,893,023
Mexico — 0.2%
Mexico Cetes, Series BI (o):
3.82%, 1/09/14	MXN	289	21,939
4.12%, 1/09/14		1,188	90,156
3.66%, 3/20/14		1,170	88,208
3.85%, 4/03/14		289	21,759
3.82%, 4/30/14		288	21,624
4.00%, 4/30/14		667	50,081
4.06%, 4/30/14		687	51,582
			345,349
Philippines — 0.0%
Philippine Treasury Bills (o):
0.46%, 3/05/14	PHP	1,630	37,192
0.20%, 4/02/14		1,020	23,285
0.73%, 9/03/14		1,160	26,356
			86,833

Foreign Agency Obligations		Par (000)	Value
Republic of Korea — 0.1%
Korea Monetary Stabilization Bond, Series 1405, 2.55%, 5/09/14	KRW	213,400	$201,648
Singapore — 0.5%
Monetary Authority of Singapore, Series 87, 0.29%, 2/03/14 (o)	SGD	120	95,590
Singapore Treasury Bills (o):
Series 182, 0.28%, 5/02/14		390	310,461
Series 183, 0.30%, 2/21/14		370	294,696
Series 365, 0.20%, 5/02/14		370	294,540
			995,287
Total Foreign Agency Obligations — 1.9%			3,846,555

Time Deposits
Europe — 0.0%
Bank of America N.A., 0.04%, 12/02/13	EUR	22	30,387
Singapore — 0.0%
Brown Brothers Harriman & Co., 0.01%, 12/02/13	SGD	1	1,468
United States — 3.8%
Brown Brothers Harriman & Co., 0.12%, 12/02/13	USD	7,763	7,763,958
Total Time Deposits — 3.8%			7,795,813
Total Short-Term Securities (Cost — $11,695,928) — 5.7%			11,642,368

Options Purchased
(Cost — $175,375) — 0.0%			98,477
Total Investments Before TBA Sale Commitments (Cost — $236,814,856) — 116.3%			240,106,793

TBA Sale Commitments (k)
Fannie Mae Mortgage-Backed Securities, 3.00%, 12/01/43		200	(192,898)
Freddie Mac Mortgage-Backed Securities, 3.00%, 12/01/43		200	(192,055)
Total TBA Sale Commitments (Proceeds — $385,516) — (0.2)%			(384,953)
Total Investments (Cost — $236,429,340) — 116.1%			239,721,840
Liabilities in Excess of Other Assets — (16.1)%			(33,211,769)
Net Assets — 100.0%			$206,510,071

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Variable rate security. Rate shown is as of report date.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e)	Amount is less than $500.
(f)	Security trades in units with each unit equal to a par amount of BRL 1,000.
(g)	Security trades in units with each unit equal to a par amount of MXN 100.

See Notes to Financial Statements.

32	FDP SERIES, INC.	NOVEMBER 30, 2013

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

(h)	Security trades in units with each unit equal to a par amount of PEN 1,000.
(i)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(j)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Raymond James Financial	$54,694	$523
(k)	Represents or includes a TBA transaction. Unsettled TBA transactions as of November 30, 2013 were as follows:

Counterparty	Value	Unrealized Depreciation
Credit Suisse Securities (USA) LLC	$9,919,735	$(36,937)
J.P. Morgan Securities LLC	$6,081,313	$(42,844)
Morgan Stanley & Co. LLC	$957,533	$(7,941)
RBS Securities, Inc.	$12,308,875	$(51,625)
Wells Fargo Securities, LLC	$5,455,441	$(38,887)

(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)	Security is perpetual in nature and has no stated maturity date.
(n)
Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(o)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
•	Financial futures contracts as of November 30, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation
8	2-Year US Treasury Note	Chicago Board of Trade	March 2014	USD	1,762,375	$ 152

•	Foreign currency exchange contracts as of November 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	226,000	USD	3,228	Citibank N.A.	12/03/13	$389
USD	3,614	INR	226,000	Citibank N.A.	12/03/13	(2)
INR	1,508,000	USD	21,598	JPMorgan Chase Bank N.A.	12/18/13	2,464
USD	24,055	INR	1,508,000	JPMorgan Chase Bank N.A.	12/18/13	(7)
SGD	163,700	USD	130,334	Deutsche Bank AG	12/23/13	121
INR	224,000	USD	3,464	Citibank N.A.	1/06/14	96
INR	1,646,000	USD	25,680	HSBC Bank PLC	1/06/14	482
USD	3,560	INR	224,000	Citibank N.A.	1/06/14	(1)
USD	26,044	INR	1,646,000	HSBC Bank PLC	1/06/14	(118)
INR	1,425,000	USD	22,443	Deutsche Bank AG	1/07/14	200
USD	22,590	INR	1,425,000	Deutsche Bank AG	1/07/14	(53)
INR	266,000	USD	4,227	Deutsche Bank AG	1/08/14	(2)
USD	4,216	INR	266,000	Deutsche Bank AG	1/08/14	(9)
USD	20,768	DKK	120,000	Deutsche Bank AG	1/15/14	(1,102)
USD	10,494	DKK	60,000	Deutsche Bank AG	1/15/14	(441)
INR	1,481,000	USD	23,458	JPMorgan Chase Bank N.A.	1/21/14	(14)
USD	23,419	INR	1,481,000	JPMorgan Chase Bank N.A.	1/21/14	(26)
INR	740,000	USD	11,812	JPMorgan Chase Bank N.A.	1/22/14	(101)
USD	11,698	INR	740,000	JPMorgan Chase Bank N.A.	1/22/14	(14)
SGD	110,000	USD	88,710	JPMorgan Chase Bank N.A.	1/24/14	(1,047)
EUR	151,837	USD	205,739	Deutsche Bank AG	1/30/14	585
USD	204,760	EUR	151,837	Deutsche Bank AG	1/30/14	(1,564)
EUR	326,250	USD	443,700	Deutsche Bank AG	2/06/14	(369)
EUR	139,000	USD	189,040	Deutsche Bank AG	2/06/14	(157)
EUR	182,000	USD	246,628	Deutsche Bank AG	2/06/14	686
INR	7,016,700	USD	110,753	JPMorgan Chase Bank N.A.	2/06/14	(155)
USD	421,450	EUR	326,250	Deutsche Bank AG	2/06/14	(21,881)
USD	237,747	EUR	182,000	Deutsche Bank AG	2/06/14	(9,567)
USD	178,685	EUR	139,000	Deutsche Bank AG	2/06/14	(10,198)
USD	110,482	INR	7,016,700	JPMorgan Chase Bank N.A.	2/06/14	(116)
CAD	83,000	USD	82,168	Citibank N.A.	2/11/14	(4,192)
CLP	88,700,000	USD	179,846	Barclays Bank PLC	2/11/14	(14,501)
CAD	62,000	USD	61,190	Deutsche Bank AG	2/12/14	(2,944)
CAD	41,000	USD	40,426	Deutsche Bank AG	2/14/14	(1,910)
CAD	83,000	USD	81,760	Deutsche Bank AG	2/19/14	(3,799)
CAD	83,000	USD	81,360	Deutsche Bank AG	2/20/14	(3,401)

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2013	33

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

Foreign currency exchange contracts as of November 30, 2013 were as follows (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	84,000	USD	82,014	Barclays Bank PLC	2/21/14	$(3,118)
CAD	42,000	USD	40,881	Barclays Bank PLC	2/24/14	(1,436)
CAD	68,000	USD	65,853	Barclays Bank PLC	2/25/14	(1,992)
CAD	42,000	USD	40,711	Deutsche Bank AG	2/25/14	(1,267)
CAD	59,000	USD	57,056	Barclays Bank PLC	2/26/14	(1,648)
USD	44,696	EUR	33,526	Barclays Bank PLC	2/26/14	(863)
USD	42,058	EUR	31,549	Barclays Bank PLC	2/26/14	(815)
USD	41,052	EUR	30,733	Barclays Bank PLC	2/27/14	(712)
USD	117,875	EUR	88,247	Barclays Bank PLC	2/27/14	(2,046)
USD	111,098	EUR	82,955	UBS AG	2/28/14	(1,631)
CAD	42,000	USD	40,536	HSBC Bank PLC	3/06/14	(1,101)
CAD	53,000	USD	51,035	Barclays Bank PLC	3/07/14	(1,272)
CAD	47,000	USD	45,177	HSBC Bank PLC	3/07/14	(1,048)
USD	124,321	EUR	95,800	Deutsche Bank AG	3/18/14	(5,868)
SGD	152,100	USD	119,253	Deutsche Bank AG	3/19/14	1,974
SGD	174,000	USD	139,473	HSBC Bank PLC	3/19/14	(792)
SGD	108,000	USD	84,293	JPMorgan Chase Bank N.A.	3/19/14	1,785
USD	37,604	EUR	28,700	JPMorgan Chase Bank N.A.	3/19/14	(1,398)
USD	62,400	EUR	48,000	JPMorgan Chase Bank N.A.	3/20/14	(2,831)
USD	62,114	EUR	48,000	JPMorgan Chase Bank N.A.	3/21/14	(3,117)
USD	62,346	EUR	48,000	JPMorgan Chase Bank N.A.	3/24/14	(2,885)
USD	49,195	EUR	38,000	JPMorgan Chase Bank N.A.	3/25/14	(2,446)
AUD	1,204,643	USD	1,229,700	Deutsche Bank AG	3/31/14	(141,518)
USD	909,023	AUD	984,643	Deutsche Bank AG	3/31/14	19,572
USD	100,441	AUD	110,000	Deutsche Bank AG	3/31/14	1,075
USD	98,076	AUD	110,000	Deutsche Bank AG	3/31/14	(1,290)
EUR	104,750	USD	142,481	Deutsche Bank AG	4/10/14	(123)
USD	138,609	EUR	105,646	Deutsche Bank AG	4/10/14	(4,966)
CLP	34,940,000	USD	71,430	Morgan Stanley & Co. LLC	4/14/14	(6,714)
CLP	31,310,000	USD	63,567	Morgan Stanley & Co. LLC	4/21/14	(5,617)
EUR	102,621	USD	139,092	Deutsche Bank AG	4/22/14	375
EUR	568,078	USD	769,972	Deutsche Bank AG	4/22/14	2,074
USD	135,213	EUR	102,621	Deutsche Bank AG	4/22/14	(4,254)
USD	745,772	EUR	568,078	Deutsche Bank AG	4/22/14	(26,274)
USD	61,715	EUR	47,248	Barclays Bank PLC	4/25/14	(2,497)
CLP	25,162,000	USD	50,653	JPMorgan Chase Bank N.A.	4/28/14	(4,116)
EUR	100,000	USD	135,550	Deutsche Bank AG	5/09/14	359
USD	131,275	EUR	100,000	Deutsche Bank AG	5/09/14	(4,634)
USD	267,278	EUR	207,000	Deutsche Bank AG	5/19/14	(14,058)
CAD	208,440	USD	200,000	Deutsche Bank AG	5/28/14	(4,692)
EUR	29,106	USD	39,454	Deutsche Bank AG	6/18/14	106
USD	348,028	EUR	260,578	Deutsche Bank AG	6/18/14	(6,151)
SGD	131,000	USD	104,051	HSBC Bank PLC	6/20/14	383
USD	181,067	EUR	138,600	Deutsche Bank AG	7/03/14	(7,327)
EUR	106,359	USD	144,190	Deutsche Bank AG	7/17/14	384
USD	140,042	EUR	106,359	Deutsche Bank AG	7/17/14	(4,532)
USD	125,810	EUR	95,745	Deutsche Bank AG	7/23/14	(4,339)
USD	509,894	EUR	385,000	Barclays Bank PLC	7/28/14	(13,457)
USD	25,121	EUR	18,969	Citibank N.A.	7/28/14	(664)
CLP	132,465,000	USD	250,335	Morgan Stanley & Co. LLC	7/29/14	(7,704)
USD	144,590	EUR	108,890	Barclays Bank PLC	8/04/14	(3,433)
USD	48,988	EUR	36,797	Citibank N.A.	8/08/14	(1,034)
USD	13,855	EUR	10,398	Citibank N.A.	8/11/14	(280)
USD	110,422	EUR	82,368	Barclays Bank PLC	8/25/14	(1,554)
SEK	8,850,000	USD	1,351,228	Deutsche Bank AG	8/27/14	(9,193)
USD	300,000	EUR	223,697	Deutsche Bank AG	8/27/14	(4,108)
PHP	52,545,000	USD	1,183,979	JPMorgan Chase Bank N.A.	8/29/14	26,978
USD	2,711,352	EUR	2,030,367	Deutsche Bank AG	8/29/14	(48,876)
USD	27,221	EUR	20,375	Barclays Bank PLC	9/19/14	(480)
USD	68,127	EUR	50,324	Barclays Bank PLC	9/24/14	(293)
USD	657,119	GBP	421,500	Deutsche Bank AG	10/01/14	(30,814)
USD	100,303	EUR	74,000	JPMorgan Chase Bank N.A.	10/01/14	(309)
USD	9,066	EUR	6,585	Barclays Bank PLC	10/27/14	112
CLP	84,164,600	USD	159,654	Deutsche Bank AG	10/31/14	(6,955)
USD	20,747	EUR	15,341	Barclays Bank PLC	11/05/14	(113)
USD	1,160,249	EUR	857,000	Deutsche Bank AG	11/10/14	(5,110)

See Notes to Financial Statements.

34	FDP SERIES, INC.	NOVEMBER 30, 2013

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

Foreign currency exchange contracts as of November 30, 2013 were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,443	EUR	4,082	JPMorgan Chase Bank N.A.	11/12/14	$(108)
SGD	823,234	USD	660,516	Morgan Stanley & Co. LLC	11/17/14	(4,018)
USD	133,596	EUR	98,696	JPMorgan Chase Bank N.A.	11/20/14	(616)
USD	20,855	DKK	120,000	Deutsche Bank AG	1/15/15	(1,080)
USD	10,530	DKK	60,000	Deutsche Bank AG	1/15/15	(438)
USD	238,511	EUR	182,000	Deutsche Bank AG	2/06/15	(9,105)
USD	107,120	EUR	83,000	Deutsche Bank AG	2/06/15	(5,804)
USD	1,409,939	EUR	1,070,000	Deutsche Bank AG	6/05/15	(47,008)
USD	144,949	EUR	112,766	Deutsche Bank AG	6/22/15	(8,614)
USD	542,986	DKK	3,120,000	Deutsche Bank AG	1/15/16	(29,677)
USD	537,880	DKK	3,060,000	Deutsche Bank AG	1/15/16	(23,770)
USD	239,330	EUR	182,000	Deutsche Bank AG	2/05/16	(9,244)
USD	107,535	EUR	83,000	Deutsche Bank AG	2/05/16	(5,826)
USD	291,038	EUR	220,000	Deutsche Bank AG	8/05/16	(10,993)
USD	218,625	EUR	165,000	Deutsche Bank AG	8/05/16	(7,898)
Total						$(597,455)

•	Over-the-counter options purchased as of November 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)	Market Value
EUR Currency	Barclays Bank PLC	Call	EUR	4.23	4/28/14	557	$13,951
USD	Citibank N.A.	Call	JPY	1,072.65	5/28/14	1,600	32,814
EUR Currency	Citibank N.A.	Put	EUR	1.32	2/06/14	3,500	16,897
EUR Currency	Barclays Bank PLC	Put	EUR	8.96	5/23/14	1,300	34,815
Total							$98,477
•	Over-the-counter credit default swaps — buy protection outstanding as of November 30, 2013 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Depreciation
First Data Corp.	5.00%	Deutsche Bank AG	3/20/15	USD	130	$(6,594)	$(4,079)	$(2,515)
First Data Corp.	5.00%	Barclays Bank PLC	3/20/15	USD	200	(10,145)	(8,701)	(1,444)
First Data Corp.	5.00%	Barclays Bank PLC	3/20/15	USD	370	(18,768)	(10,647)	(8,121)
DR Horton, Inc.	5.00%	JPMorgan Chase Bank N.A.	3/20/16	USD	1,000	(98,385)	(88,902)	(9,483)
Dean Foods Co.	5.00%	JPMorgan Chase Bank N.A.	6/20/16	USD	1,328	(134,737)	(100,364)	(34,373)
Constellation Brands, Inc.	5.00%	Deutsche Bank AG	6/20/17	USD	800	(116,671)	(87,508)	(29,163)
CIT Group, Inc.	5.00%	Goldman Sachs International	6/20/17	USD	1,500	(191,828)	(167,065)	(24,763)
Merrill Lynch & Co., Inc.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	USD	700	(9,294)	12,492	(21,786)

Total						$(586,422)	$(454,774)	$(131,648)

•	Over-the-counter credit default swaps — sold protection outstanding as of November 30, 2013 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
First Data Corp.	5.00%	Barclays Bank PLC	3/20/16	B	USD	300	$19,976	$—	$19,976
First Data Corp.	5.00%	Deutsche Bank AG	3/20/16	B	USD	100	6,658	(406)	7,064
First Data Corp.	5.00%	Barclays Bank PLC	3/20/16	B	USD	100	6,658	3,200	3,458
Republic of Indonesia	1.00%	Deutsche Bank AG	6/20/17	BB+	USD	2,200	(52,510)	(43,882)	(8,628)
Berkshire Hathaway, Inc.	1.00%	Deutsche Bank AG	9/20/17	AA	USD	350	6,408	(2,654)	9,062
Bank of America Corp.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	A-	USD	700	9,294	(12,492)	21,786
Markit LCDX North American Index Series 19	2.50%	Barclays Bank PLC	12/20/17	NR	USD	388	16,007	4,306	11,701
Markit LCDX North American Index Series 19	2.50%	Barclays Bank PLC	12/20/17	NR	USD	388	16,006	4,322	11,684
Berkshire Hathaway, Inc.	1.00%	Credit Suisse Securities (USA) LLC	3/20/18	AA	USD	400	7,044	(2,040)	9,084
Markit LCDX North American Index Series 20	2.50%	Credit Suisse Securities (USA) LLC	6/20/18	B	USD	198	7,147	5,825	1,322
Markit LCDX North American Index Series 21	2.50%	Credit Suisse Securities (USA) LLC	12/20/18	BB	USD	300	12,976	11,679	1,297
General Motors Co.	5.00%	Barclays Bank PLC	12/20/23	BB	USD	100	19,981	20,349	(368)

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2013	35

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

Over-the-counter credit default swaps — sold protection outstanding as of November 30, 2013 were as follows (concluded):

Issuer/Index	Receive Fixed Rate	Counterparty/ Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit MCDX North American Index Series 21	1.00%	Goldman Sachs International	12/20/23	AA	USD	2,150	$(114,883)	$(116,607)	$1,724
Markit CMBX North America AJ Index Series 2	1.09%	Credit Suisse Securities (USA) LLC	3/15/49	BB-	USD	200	(23,873)	(29,691)	5,818
Markit CMBX North America AJ Index Series 2	1.09%	Credit Suisse Securities (USA) LLC	3/15/49	BB-	USD	200	(23,873)	(27,654)	3,781

Total							$(86,984)	$(185,745)	$98,761
[1]	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•
Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

36	FDP SERIES, INC.	NOVEMBER 30, 2013

Schedule of Investments (concluded)	Franklin Templeton Total Return FDP Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$25,600	—	$34,000	$59,600
Asset-Backed Securities	—	$3,877,952	—	3,877,952
Corporate Bonds	—	64,147,415	—	64,147,415
Floating Rate Loan Interests	—	12,334,625	228,192	12,562,817
Foreign Agency Obligations	—	15,746,262	—	15,746,262
Municipal Bonds	—	7,998,425	—	7,998,425
Non-Agency Mortgage-Backed Securities	—	13,742,823	—	13,742,823
US Government Sponsored Agency Securities	—	48,293,204	—	48,293,204
US Treasury Obligations	—	57,520,450	—	57,520,450
Other Interests	7,785	—	—	7,785
Preferred Securities	656,160	3,722,977	—	4,379,137
Warrants	30,078	—	—	30,078
Short-Term Investments:
Foreign Agency Obligations	—	3,846,555	—	3,846,555
Time Deposits	—	7,795,813	—	7,795,813
Options Purchased:
Foreign Currency Exchange Contracts	—	98,477	—	98,477
Liabilities:
Investments:
TBA Sale Commitments	—	(384,953)	—	(384,953)
Total	$719,623	$238,740,025	$262,192	$239,721,840

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$107,757	—	$107,757
Foreign currency exchange contracts	—	60,200	—	60,200
Interest rate contracts	$152		—	152
Liabilities:	—
Credit contracts	—	(140,644)	—	(140,644)
Foreign currency exchange contracts	—	(657,655)	—	(657,655)
Interest rate contracts
Total	$152	$(630,342)	—	$(630,190)
[1]	Derivative financial instruments are swaps, option purchased and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$964	—	—	$964
Cash pledged as collateral for over-the-counter swaps	1,141,856	—	—	1,141,856
Foreign currency at value	974,089	—	—	974,089
Total	$2,116,909	—	—	$2,116,909

There were no transfers between levels during the six months ended November 30, 2013.

Certain of the Fund’s investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2013	37

Statements of Assets and Liabilities

November 30, 2013 (Unaudited)	MFS Research International FDP Fund	Marsico Growth FDP Fund	Invesco Value FDP Fund	Franklin Templeton Total Return FDP Fund

Assets
Investments at value — unaffiliated[1]	$159,795,096	$145,115,323	$139,129,124	$240,106,793
Investments at value — affiliated[2]	—	—	38,475	—
Cash	—	—	—	964
Foreign currency at value[3]	185,338	—	59	974,089
Dividends receivable	579,188	134,565	348,251	—
Capital shares sold receivable	576,778	486,293	457,310	1,397,000
Investments sold receivable	490,631	—	308,660	3,302,599
Swap premiums paid	—	—	—	62,173
TBA sale commitments receivable	—	—	—	385,516
Cash pledged as collateral for OTC derivatives	—	—	—	1,139,606
Cash pledged for other derivative contracts	—	—	—	2,250
Interest receivable	—	—	—	1,868,074
Unrealized appreciation on OTC derivatives	—	—	—	107,757
Unrealized appreciation on foreign currency exchange contracts	1,456	—	14,941	60,200
Swaps receivable	—	—	—	26,804
Principal paydown receivable	—	—	—	284
Prepaid expenses	32,621	32,703	32,369	35,926
Total assets	161,661,108	145,768,884	140,329,189	249,470,035

Liabilities
Investments purchased payable	1,033,194	449,432	275,069	40,090,333
Capital shares redeemed payable	273,845	361,610	289,569	273,720
Investment advisory fees payable	116,921	86,655	78,638	66,934
Service and distribution fees payable	92,356	81,438	79,513	96,472
Officer’s and Directors’ fees payable	2,685	2,597	2,603	2,880
Unrealized depreciation on foreign currency exchange contracts	687	—	221,556	657,655
Swap premiums received	—	—	—	702,692
TBA sale commitments at value[4]	—	—	—	384,953
Income dividends payable	—	—	—	372,578
Unrealized depreciation on OTC derivatives	—	—	—	140,644
Swaps payable	—	—	—	75,429
Other accrued expenses payable	85,890	70,973	69,494	95,674
Total liabilities	1,605,578	1,052,705	1,016,442	42,959,964
Net Assets	$160,055,530	$144,716,179	$139,312,747	$206,510,071

Net Assets Consist of
Paid-in capital	$159,909,284	$102,459,760	$117,330,577	$203,873,876
Undistributed (accumulated) net investment income (loss)	(117,950)	(847,770)	161,207	1,291,024
Accumulated net realized gain (loss)	(37,590,297)	8,097,689	(21,029,243)	(1,344,680)
Net unrealized appreciation/depreciation	37,854,493	35,006,500	42,850,206	2,689,851
Net Assets	$160,055,530	$144,716,179	$139,312,747	$206,510,071
[1] Investments at cost — unaffiliated	$121,939,176	$110,108,823	$96,083,604	$236,814,856
[2] Investments at cost — affiliated	—	—	$27,393	—
[3] Foreign currency at cost	$185,338	—	$58	$948,451
[4] Proceeds from TBA sale commitments	—	—	—	$385,516

See Notes to Financial Statements.

38	FDP SERIES, INC.	NOVEMBER 30, 2013

Statements of Assets and Liabilities (concluded)

November 30, 2013 (Unaudited)	MFS Research International FDP Fund	Marsico Growth FDP Fund	Invesco Value FDP Fund	Franklin Templeton Total Return FDP Fund

Net Asset Value
Institutional:
Net assets	$5,472,532	$5,332,126	$4,920,062	$6,275,325
Shares outstanding, 100 million shares authorized, $0.10 par value	425,465	310,734	331,896	596,785
Net asset value	$12.86	$17.16	$14.82	$10.52
Investor A:
Net assets	$54,647,859	$50,005,472	$47,858,462	$75,278,485
Shares outstanding, 100 million shares authorized, $0.10 par value	4,268,696	2,973,032	3,255,618	7,156,358
Net asset value	$12.80	$16.82	$14.70	$10.52
Investor C:
Net assets	$99,935,139	$89,378,581	$86,534,223	$124,956,261
Shares outstanding, 100 million shares authorized, $0.10 par value	7,869,220	5,662,607	5,964,570	11,879,193
Net asset value	$12.70	$15.78	$14.51	$10.52

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2013	39

Statements of Operations

Six Months Ended November 30, 2013 (Unaudited)	MFS Research International FDP Fund	Marsico Growth FDP Fund	Invesco Value FDP Fund	Franklin Templeton Total Return FDP Fund

Investment Income
Dividends — unaffiliated	$1,431,389	$568,752	$1,303,075	$18,000
Foreign taxes withheld	(94,582)	(4,080)	(16,395)	(7,088)
Interest	64	—	—	3,367,710
Dividends — affiliated	—	—	440	—
Total income	1,336,871	564,672	1,287,120	3,378,622

Expenses
Investment advisory	672,767	527,214	449,726	388,499
Service — Investor A	62,032	55,307	53,459	86,613
Service and distribution — Investor B	330	297	303	314
Service and distribution — Investor C	474,351	413,318	406,169	477,391
Transfer agent — Institutional	2,792	2,720	2,578	3,061
Transfer agent — Investor A	24,581	22,323	21,931	33,778
Transfer agent — Investor B	40	40	50	48
Transfer agent — Investor C	54,684	48,444	48,545	67,776
Custodian	44,576	7,856	4,890	27,128
Professional	30,229	26,906	26,737	37,757
Registration	29,093	28,857	30,577	31,160
Accounting services	19,036	14,683	14,409	11,032
Officer and Directors	10,999	10,820	10,816	11,461
Printing	8,007	8,173	7,536	9,865
Miscellaneous	14,547	7,436	7,952	35,088
Total expenses	1,448,064	1,174,394	1,085,678	1,220,971
Less fees waived by Manager	—	(32,951)	—	—
Total expenses after fees waived	1,448,064	1,141,443	1,085,678	1,220,971
Net investment income (loss)	(111,193)	(576,771)	201,442	2,157,651

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	1,442,146	8,529,658	3,200,015	(933,189)
Financial futures contracts	—	—	—	6,936
Foreign currency transactions	(54,170)	(1,232)	(426,792)	(586,024)
Swaps	—	—	—	46,001
	1,387,976	8,528,426	2,773,223	(1,466,276)
Net change in unrealized appreciation/depreciation on:
Investments	13,748,252	7,732,087	11,211,578	(1,627,303)
Financial futures contracts	—	—	—	489
Foreign currency translations	32,784	(449)	(246,400)	(139,696)
Swaps	—	—	—	(57,059)
	13,781,036	7,731,638	10,965,178	(1,823,569)
Total realized and unrealized gain (loss)	15,169,012	16,260,064	13,738,401	(3,289,845)
Net Increase (Decrease) in Net Assets Resulting from Operations	$15,057,819	$15,683,293	$13,939,843	$(1,132,194)
See Notes to Financial Statements.

40	FDP SERIES, INC.	NOVEMBER 30, 2013

Statements of Changes in Net Assets

	MFS Research International FDP Fund		Marsico Growth FDP Fund
Increase (Decrease) in Net Assets:	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013

Operations
Net investment income (loss)	$(111,193)	$1,243,818	$(576,771)	$(219,029)
Net realized gain	1,387,976	5,743,813	8,528,426	17,034,234
Net change in unrealized appreciation/depreciation	13,781,036	21,786,627	7,731,638	3,775,512
Net increase in net assets resulting from operations	15,057,819	28,774,258	15,683,293	20,590,717

Dividends to Shareholders From
Net investment income:
Institutional	(72,887)	(71,397)[1]	—	—
Investor A	(624,123)	(538,219)[1]	—	—
Investor B	—	(6,967)[1]	—	—
Investor C	(542,424)	(604,433)[1]	—	—
Decrease in net assets resulting from dividends to shareholders	(1,239,434)	(1,221,016)	—	—

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	7,257,188	(1,829,580)	2,910,896	130,336

Net Assets
Total increase in net assets	21,075,573	25,723,662	18,594,189	20,721,053
Beginning of period	138,979,957	113,256,295	126,121,990	105,400,937
End of period	$160,055,530	$138,979,957	$144,716,179	$126,121,990
Undistributed (distributions in excess of) net investment income, end of period	$(117,950)	$1,232,677	—	—
Accumulated net investment loss, end of period	—	—	$(847,770)	$(270,099)
[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2013	41

Statements of Changes in Net Assets (concluded)

	Invesco Value FDP Fund		Franklin Templeton Total Return FDP Fund
Increase (Decrease) in Net Assets:	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013

Operations
Net investment income	$201,442	$680,936	$2,157,651	$3,766,531
Net realized gain (loss)	2,773,223	7,844,813	(1,466,276)	4,004,523
Net change in unrealized appreciation/depreciation	10,965,178	24,058,098	(1,823,569)	(743,558)
Net increase (decrease) in net assets resulting from operations	13,939,843	32,583,847	(1,132,194)	7,027,496

Dividends to Shareholders From
Net investment income:
Institutional	(29,096)	(44,047)[1]	(78,825)	(179,162)[1]
Investor A	(244,194)	(303,643)[1]	(886,706)	(1,777,463)[1]
Investor B	—	(1,344)[1]	(772)	(46,794)[1]
Investor C	(236,358)	(164,801)[1]	(1,189,710)	(3,040,513)[1]
Decrease in net assets resulting from dividends to shareholders	(509,648)	(513,835)	(2,156,013)	(5,043,932)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	2,381,050	(6,767,695)	22,484,105	16,873,819

Net Assets
Total increase in net assets	15,811,245	25,302,317	19,195,898	18,857,383
Beginning of period	123,501,502	98,199,185	187,314,173	168,456,790
End of period	$139,312,747	$123,501,502	$206,510,071	$187,314,173
Undistributed net investment income, end of period	$161,207	$469,413	$1,291,024	$1,289,386
[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

42	FDP SERIES, INC.	NOVEMBER 30, 2013

Financial Highlights	MFS Research International FDP Fund

	Institutional
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012	2011		2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$11.77		$9.45	$11.98	$9.02		$8.59		$13.86
Net investment income[1]	0.03		0.19	0.20	0.17		0.16		0.15
Net realized and unrealized gain (loss)	1.24		2.31	(2.56)	2.95	[2]	0.42	[2]	(5.24)[2]
Net increase (decrease) from investment operations	1.27		2.50	(2.36)	3.12		0.58		(5.09)
Dividends and distributions from:
Net investment income	(0.18)		(0.18)[3]	(0.17)[3]	(0.16)[3]		(0.15)[3]		(0.12)[3]
Net realized gain	—		—	—	—		—		(0.06)[3]
Total dividends and distributions	(0.18)		(0.18)	(0.17)	(0.16)		(0.15)		(0.18)
Net asset value, end of period	$12.86		$11.77	$9.45	$11.98		$9.02		$8.59

Total Investment Return[4]
Based on net asset value	10.91%	[5]	26.81%	(19.97)%	35.00%	[6]	6.76%	[6]	(37.06)% [6]

Ratios to Average Net Assets
Total expenses	1.22%	[7]	1.27%	1.31%	1.27%		1.35%		1.43%
Net investment income	0.57%	[7]	1.73%	1.89%	1.62%		1.67%		1.67%

Supplemental Data
Net assets, end of period (000)	$5,473		$4,768	$3,761	$3,788		$2,405		$2,412
Portfolio turnover	13%		34%	39%	44%		61%		76%
[1]	Based on average shares outstanding.
[2]	Includes a redemption fee, which is less than $0.01 per share.
[3]	Determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
[7]	Annualized.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2013	43

Financial Highlights (continued)	MFS Research International FDP Fund

	Investor A
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012	2011		2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$11.70		$9.41	$11.93	$8.97		$8.55		$13.82
Net investment income[1]	0.02		0.16	0.17	0.14		0.14		0.13
Net realized and unrealized gain (loss)	1.24		2.29	(2.55)	2.95	[2]	0.40	[2]	(5.23)[2]
Net increase (decrease) from investment operations	1.26		2.45	(2.38)	3.09		0.54		(5.10)
Dividends and distributions from:
Net investment income	(0.16)		(0.16)[3]	(0.14)[3]	(0.13)[3]		(0.12)[3]		(0.11)[3]
Net realized gain	—		—	—	—		—		(0.06)[3]
Total dividends and distributions	(0.16)		(0.16)	(0.14)	(0.13)		(0.12)		(0.17)
Net asset value, end of period	$12.80		$11.70	$9.41	$11.93		$8.97		$8.55

Total Investment Return[4]
Based on net asset value	10.86%	[5]	26.34%	(20.15)%	34.87%	[6]	6.40%	[6]	(37.24)% [6]

Ratios to Average Net Assets
Total expenses	1.46%	[7]	1.51%	1.55%	1.52%		1.60%		1.67%
Net investment income	0.33%	[7]	1.51%	1.67%	1.29%		1.42%		1.43%

Supplemental Data
Net assets, end of period (000)	$54,648		$43,560	$30,343	$29,747		$21,502		$22,280
Portfolio turnover	13%		34%	39%	44%		61%		76%
[1]	Based on average shares outstanding.
[2]	Includes a redemption fee, which is less than $0.01 per share.
[3]	Determined in accordance with federal income tax regulations.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
[7]	Annualized.

See Notes to Financial Statements.

44	FDP SERIES, INC.	NOVEMBER 30, 2013

Financial Highlights (concluded)	MFS Research International FDP Fund

	Investor C
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012	2011		2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$11.57		$9.29	$11.78	$8.86		$8.43		$13.69
Net investment income (loss)[1]	(0.03)		0.07	0.08	0.05		0.06		0.05
Net realized and unrealized gain (loss)	1.23		2.28	(2.52)	2.93	[2]	0.42	[2]	(5.18)[2]
Net increase (decrease) from investment operations	1.20		2.35	(2.44)	2.98		0.48		(5.13)
Dividends and distributions from:
Net investment income	(0.07)		(0.07)[3]	(0.05)[3]	(0.06)[3]		(0.05)[3]		(0.07)[3]
Net realized gain	—		—	—	—		—		(0.06)[3]
Total dividends and distributions	(0.07)		(0.07)	(0.05)	(0.06)		(0.05)		(0.13)
Net asset value, end of period	$12.70		$11.57	$9.29	$11.78		$8.86		$8.43

Total Investment Return[4]
Based on net asset value	10.41%	[5]	25.46%	(20.77)%	33.81%	[6]	5.71%	[6]	(37.75)% [6]

Ratios to Average Net Assets
Total expenses	2.23%	[7]	2.27%	2.31%	2.28%		2.35%		2.43%
Net investment income (loss)	(0.44)%	[7]	0.69%	0.79%	0.48%		0.66%		0.62%

Supplemental Data
Net assets, end of period (000)	$99,935		$89,448	$77,861	$104,687		$85,137		$89,330
Portfolio turnover	13%		34%	39%	44%		61%		76%
[1]	Based on average shares outstanding.
[2]	Includes a redemption fee, which is less than $0.01 per share.
[3]	Determined in accordance with federal income tax regulations.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
[7]	Annualized.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2013	45

Financial Highlights	Marsico Growth FDP Fund

	Institutional
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$15.23		$12.63	$12.68	$9.88	$8.29	$12.28
Net investment income (loss)[1]	(0.01)		0.07	0.03	0.02	0.02	0.05
Net realized and unrealized gain (loss)	1.94		2.53	(0.08)	2.78	1.57	(4.04)
Net increase (decrease) from investment operations	1.93		2.60	(0.05)	2.80	1.59	(3.99)
Net asset value, end of period	$17.16		$15.23	$12.63	$12.68	$9.88	$8.29

Total Investment Return[2]
Based on net asset value	12.67%	[3]	20.59%	(0.39)%	28.34%	19.18%	(32.49)%

Ratios to Average Net Assets
Total expenses	1.07%	[4]	1.13%	1.14%	1.10%	1.18%	1.20%
Total expenses after fees waived	1.02%	[4]	1.08%	1.14%	1.10%	1.18%	1.20%
Net investment income (loss)	(0.17)%	[4]	0.54%	0.27%	0.19%	0.22%	0.54%

Supplemental Data
Net assets, end of period (000)	$5,332		$4,789	$3,787	$3,430	$2,365	$2,102
Portfolio turnover	57%		127%	61%	66%	72%	83%
[1]	Based on average shares outstanding.
[2]	Where applicable, assumes the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.

See Notes to Financial Statements.

46	FDP SERIES, INC.	NOVEMBER 30, 2013

Financial Highlights (continued)	Marsico Growth FDP Fund

	Investor A
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$14.94		$12.43	$12.50	$9.77	$8.21	$12.20
Net investment income (loss)[1]	(0.03)		0.04	0.00 [2]	(0.01)	(0.00)[3]	0.03
Net realized and unrealized gain (loss)	1.91		2.47	(0.07)	2.74	1.56	(4.02)
Net increase (decrease) from investment operations	1.88		2.51	(0.07)	2.73	1.56	(3.99)
Net asset value, end of period	$16.82		$14.94	$12.43	$12.50	$9.77	$8.21

Total Investment Return[4]
Based on net asset value	12.58%	[5]	20.19%	(0.56)%	27.94%	19.00%	(32.70)%

Ratios to Average Net Assets
Total expenses	1.31%	[6]	1.38%	1.39%	1.35%	1.42%	1.44%
Total expenses after fees waived	1.26%	[6]	1.33%	1.39%	1.35%	1.42%	1.44%
Net investment income (loss)	(0.40)%	[6]	0.30%	0.02%	(0.06)%	(0.03)%	0.30%

Supplemental Data
Net assets, end of period (000)	$50,005		$40,097	$28,104	$24,809	$19,779	$18,156
Portfolio turnover	57%		127%	61%	66%	72%	83%
[1]	Based on average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Amount is greater than $(0.005) per share.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2013	47

Financial Highlights (concluded)	Marsico Growth FDP Fund

	Investor C
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$14.08		$11.79	$11.96	$9.41	$7.97	$11.94
Net investment loss[1]	(0.09)		(0.06)	(0.09)	(0.09)	(0.07)	(0.04)
Net realized and unrealized gain (loss)	1.79		2.35	(0.08)	2.64	1.51	(3.93)
Net increase (decrease) from investment operations	1.70		2.29	(0.17)	2.55	1.44	(3.97)
Net asset value, end of period	$15.78		$14.08	$11.79	$11.96	$9.41	$7.97

Total Investment Return[2]
Based on net asset value	12.07%	[3]	19.42%	(1.42)%	27.10%	18.07%	(33.25)%

Ratios to Average Net Assets
Total expenses	2.08%	[4]	2.13%	2.15%	2.11%	2.17%	2.21%
Total expenses after fees waived	2.03%	[4]	2.08%	2.15%	2.11%	2.17%	2.21%
Net investment loss	(1.17)%	[4]	(0.46)%	(0.75)%	(0.82)%	(0.78)%	(0.46)%

Supplemental Data
Net assets, end of period (000)	$89,379		$80,148	$72,267	$87,554	$77,640	$72,992
Portfolio turnover	57%		127%	61%	66%	72%	83%
[1]	Based on average shares outstanding.
[2]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.

See Notes to Financial Statements.

48	FDP SERIES, INC.	NOVEMBER 30, 2013

Financial Highlights	Invesco Value FDP Fund

	Institutional
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$13.36		$9.97	$10.69	$8.53	$7.00	$10.30
Net investment income[1]	0.07		0.16	0.15	0.12	0.08	0.15
Net realized and unrealized gain (loss)	1.48		3.36	(0.72)	2.10	1.51	(3.27)
Net increase (decrease) from investment operations	1.55		3.52	(0.57)	2.22	1.59	(3.12)
Dividends and distributions from:
Net investment income	(0.09)		(0.13)[2]	(0.15)[2]	(0.06)[2]	(0.06)[2]	(0.17)[2]
Net realized gain	—		—	—	—	—	(0.01)[2]
Total dividends and distributions	(0.09)		(0.13)	(0.15)	(0.06)	(0.06)	(0.18)
Net asset value, end of period	$14.82		$13.36	$9.97	$10.69	$8.53	$7.00

Total Investment Return[3]
Based on net asset value	11.66%	[4]	35.68%	(5.36)%	26.09%	22.83%	(30.38)%

Ratios to Average Net Assets
Total expenses	0.98%	[5]	1.06%	1.05%	1.00%	1.08%	1.06%
Net investment income	1.03%	[5]	1.37%	1.46%	1.25%	0.98%	1.95%

Supplemental Data
Net assets, end of period (000)	$4,920		$4,330	$3,347	$3,226	$2,351	$2,105
Portfolio turnover	7%		13%	17%	24%	19%	38%
[1]	Based on average shares outstanding.
[2]	Determined in accordance with federal income tax regulations.
[3]	Where applicable, assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2013	49

Financial Highlights (continued)	Invesco Value FDP Fund

	Investor A
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$13.26		$9.89	$10.61	$8.51	$6.99	$10.29
Net investment income[1]	0.05		0.13	0.12	0.10	0.07	0.13
Net realized and unrealized gain (loss)	1.47		3.35	(0.72)	2.08	1.50	(3.27)
Net increase (decrease) from investment operations	1.52		3.48	(0.60)	2.18	1.57	(3.14)
Dividends and distributions from:
Net investment income	(0.08)		(0.11)[2]	(0.12)[2]	(0.08)[2]	(0.05)[2]	(0.15)[2]
Net realized gain	—		—	—	—	—	(0.01)[2]
Total dividends and distributions	(0.08)		(0.11)	(0.12)	(0.08)	(0.05)	(0.16)
Net asset value, end of period	$14.70		$13.26	$9.89	$10.61	$8.51	$6.99

Total Investment Return[3]
Based on net asset value	11.51%	[4]	35.47%	(5.63)%	25.72%	22.61%	(30.62)%

Ratios to Average Net Assets
Total expenses	1.21%	[5]	1.30%	1.30%	1.25%	1.32%	1.30%
Net investment income	0.79%	[5]	1.13%	1.22%	1.00%	0.85%	1.69%

Supplemental Data
Net assets, end of period (000)	$47,858		$38,807	$26,457	$24,215	$19,197	$17,813
Portfolio turnover	7%		13%	17%	24%	19%	38%
[1]	Based on average shares outstanding.
[2]	Determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.

See Notes to Financial Statements.

50	FDP SERIES, INC.	NOVEMBER 30, 2013

Financial Highlights (concluded)	Invesco Value FDP Fund

	Investor C
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$13.09		$9.77	$10.47	$8.43	$6.95	$10.21
Net investment income[1]	0.00	[2]	0.04	0.04	0.02	0.01	0.07
Net realized and unrealized gain (loss)	1.46		3.30	(0.70)	2.05	1.50	(3.24)
Net increase (decrease) from investment operations	1.46		3.34	(0.66)	2.07	1.51	(3.17)
Dividends and distributions from:
Net investment income	(0.04)		(0.02)[3]	(0.04)[3]	(0.03)[3]	(0.03)[3]	(0.08)[3]
Net realized gain	—		—	—	—	—	(0.01)[3]
Total dividends and distributions	(0.04)		(0.02)	(0.04)	(0.03)	(0.03)	(0.09)
Net asset value, end of period	$14.51		$13.09	$9.77	$10.47	$8.43	$6.95

Total Investment Return[4]
Based on net asset value	11.17%	[5]	34.30%	(6.28)%	24.61%	21.84%	(31.13)%

Ratios to Average Net Assets
Total expenses	1.98%	[6]	2.06%	2.05%	2.01%	2.08%	2.06%
Net investment income	0.02%	[6]	0.37%	0.46%	0.24%	0.11%	0.93%

Supplemental Data
Net assets, end of period (000)	$86,534		$79,259	$67,211	$85,130	$75,817	$71,843
Portfolio turnover	7%		13%	17%	24%	19%	38%
[1]	Based on average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Determined in accordance with federal income tax regulations.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2013	51

Financial Highlights	Franklin Templeton Total Return FDP Fund

	Institutional
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$10.71		$10.56	$10.50	$9.78	$8.97	$9.80
Net investment income[1]	0.15		0.30	0.33	0.38	0.42	0.42
Net realized and unrealized gain (loss)	(0.19)		0.23	0.08	0.72	0.81	(0.61)
Net increase (decrease) from investment operations	(0.04)		0.53	0.41	1.10	1.23	(0.19)
Dividends and distributions from:
Net investment income	(0.15)		(0.38)[2]	(0.35)[2]	(0.38)[2]	(0.42)[2]	(0.56)[2]
Net realized gain	—		—	—	—	—	(0.08)[2]
Total dividends and distributions	(0.15)		(0.38)	(0.35)	(0.38)	(0.42)	(0.64)
Net asset value, end of period	$10.52		$10.71	$10.56	$10.50	$9.78	$8.97

Total Investment Return[3]
Based on net asset value	(0.39)%	[4]	5.03%	3.89%	11.37%	13.88%	(1.49)%

Ratios to Average Net Assets
Total expenses	0.68%	[5]	0.71%	0.74%	0.71%	0.78%	0.82%
Net investment income	2.80%	[5]	2.76%	3.16%	3.71%	4.39%	4.77%

Supplemental Data
Net assets, end of period (000)	$6,275		$5,506	$4,809	$3,989	$2,828	$2,347
Portfolio turnover	171%	[6]	322% [7]	292% [8]	200% [9]	206% [10]	304% [11]
[1]	Based on average shares outstanding.
[2]	Determined in accordance with federal income tax regulations.
[3]	Where applicable, assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 84%.
[7]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 128%.
[8]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 137%.
[9]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 80%.
[10]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 47%.
[11]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 151%.

See Notes to Financial Statements.

52	FDP SERIES, INC.	NOVEMBER 30, 2013

Financial Highlights (continued)	Franklin Templeton Total Return FDP Fund

	Investor A
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$10.71		$10.57	$10.50	$9.79	$8.98	$9.80
Net investment income[1]	0.13		0.27	0.30	0.35	0.40	0.40
Net realized and unrealized gain (loss)	(0.19)		0.23	0.09	0.71	0.81	(0.60)
Net increase (decrease) from investment operations	(0.06)		0.50	0.39	1.06	1.21	(0.20)
Dividends and distributions from:
Net investment income	(0.13)		(0.36)[2]	(0.32)[2]	(0.35)[2]	(0.40)[2]	(0.54)[2]
Net realized gain	—		—	—	—	—	(0.08)[2]
Total dividends and distributions	(0.13)		(0.36)	(0.32)	(0.35)	(0.40)	(0.62)
Net asset value, end of period	$10.52		$10.71	$10.57	$10.50	$9.79	$8.98

Total Investment Return[3]
Based on net asset value	(0.50)%	[4]	4.67%	3.74%	10.99%	13.60%	(1.62)%

Ratios to Average Net Assets
Total expenses	0.92%	[5]	0.95%	0.99%	0.96%	1.02%	1.04%
Net investment income	2.56%	[5]	2.51%	2.90%	3.47%	4.15%	4.54%

Supplemental Data
Net assets, end of period (000)	$75,278		$63,283	$48,467	$38,482	$31,586	$25,699
Portfolio turnover	171%	[6]	322% [7]	292% [8]	200% [9]	206% [10]	304% [11]
[1]	Based on average shares outstanding.
[2]	Determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 84%.
[7]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 128%.
[8]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 137%.
[9]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 80%.
[10]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 47%.
[11]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 151%.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2013	53

Financial Highlights (concluded)	Franklin Templeton Total Return FDP Fund

	Investor C
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$10.71		$10.57	$10.50	$9.79	$8.98	$9.80
Net investment income[1]	0.10		0.21	0.24	0.30	0.34	0.35
Net realized and unrealized gain (loss)	(0.19)		0.23	0.09	0.70	0.81	(0.60)
Net increase (decrease) from investment operations	(0.09)		0.44	0.33	1.00	1.15	(0.25)
Dividends and distributions from:
Net investment income	(0.10)		(0.30)[2]	(0.26)[2]	(0.29)[2]	(0.34)[2]	(0.49)[2]
Net realized gain	—		—	—	—	—	(0.08)[2]
Total dividends and distributions	(0.10)		(0.30)	(0.26)	(0.29)	(0.34)	(0.57)
Net asset value, end of period	$10.52		$10.71	$10.57	$10.50	$9.79	$8.98

Total Investment Return[3]
Based on net asset value	(0.79)%	[4]	4.10%	3.16%	10.38%	12.97%	(2.18)%

Ratios to Average Net Assets
Total expenses	1.48%	[5]	1.51%	1.54%	1.52%	1.57%	1.59%
Net investment income	2.00%	[5]	1.96%	2.35%	2.92%	3.60%	3.97%

Supplemental Data
Net assets, end of period (000)	$124,956		$116,996	$113,271	$131,002	$120,836	$105,212
Portfolio turnover	171%	[6]	322% [7]	292% [8]	200% [9]	206% [10]	304% [11]
[1]	Based on average shares outstanding.
[2]	Determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 84%.
[7]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 128%.
[8]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 137%.
[9]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 80%.
[10]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 47%.
[11]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 151%.

See Notes to Financial Statements.

54	FDP SERIES, INC.	NOVEMBER 30, 2013

Notes to Financial Statements (Unaudited)

1. Organization:

MFS Research International FDP Fund (“MFS Fund”), Marsico Growth FDP Fund (“Marsico Fund”), Invesco Value FDP Fund (“Invesco Fund”) and Franklin Templeton Total Return FDP Fund (“Franklin Templeton Fund”) (each a “Fund,” collectively, the “Funds”) are each a series of FDP Series, Inc. (the “Corporation”). The Corporation is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is registered as a diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, but may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. Investor C Shares may be subject to a CDSC. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Effective on or about the close of business on June 10, 2013, all issued and outstanding Investor B Shares of MFS Fund, Marsico Fund, Invesco Fund and Franklin Templeton Fund were converted into Investor A Shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Directors of the Corporation (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

The Funds value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Certain centrally cleared swaps are valued at the price determined by the relevant exchange utilizing similar inputs and methodologies as the Funds’ pricing service. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Equity investments traded on a recognized securities exchange or the NASDAQ Stock Market (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the

FDP SERIES, INC.	NOVEMBER 30, 2013	55

Notes to Financial Statements (continued)

investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deem relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of each Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to affect the value of such instruments materially, those instruments may be Fair Value Assets and valued at their fair value, as determined in good faith by the Global Valuation Committee, or its delegate, using a pricing service and/or policies approved by the Board. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Funds’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because that currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Funds do not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Funds report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components may be treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where the Funds enter into investments (e.g., dollar rolls, TBA sale commitments, financial futures contracts, foreign currency exchange contracts, or swaps), that would be “senior securities” for 1940 Act purposes, the Funds may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Funds’ future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when a Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: For MFS Fund, Marsico Fund and Invesco Fund, dividends and distributions paid by the Funds are recorded on the ex-dividend dates. For Franklin Templeton Fund, dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The portion of distributions that exceeds a Fund’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. Distributions in excess of a Fund’s taxable income and net capital gains, but not in excess of a Fund’s earnings and profits, will be

56	FDP SERIES, INC.	NOVEMBER 30, 2013

Notes to Financial Statements (continued)

taxable to shareholders as ordinary income and will not constitute a nontaxable return of capital. Capital losses carried forward from years beginning before 2011 do not reduce earnings and profits, even if such carried forward losses offset current year realized gains. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended May 31, 2013. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: Franklin Templeton Fund may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. In addition, the Fund may have to subsequently reinvest the proceeds at lower interest rates. If the Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Franklin Templeton Fund may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

Inflation-Indexed Bonds: Franklin Templeton Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Multiple Class Pass-Through Securities: Franklin Templeton Fund may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates.

FDP SERIES, INC.	NOVEMBER 30, 2013	57

Notes to Financial Statements (continued)

POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated pre-payments of principal, the Fund may not fully recoup its initial investment in IOs.

Zero-Coupon Bonds: Franklin Templeton Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Capital Trusts: Franklin Templeton Fund may invest in capital trusts. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stock: Certain Funds may invest in preferred stock. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: Franklin Templeton Fund may invest in floating rate loan interests. The floating rate loan interests held by the Fund are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more US banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Fund considers these investments to be investments in debt securities for purposes of its investment policies.

When the Fund purchases a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest it may pay a facility fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. The Fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Franklin Templeton Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee

58	FDP SERIES, INC.	NOVEMBER 30, 2013

Notes to Financial Statements (continued)

income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations. As of November 30, 2013, the Fund had no outstanding unfunded floating rate loan interests.

Forward Commitments and When-Issued Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

TBA Commitments: Franklin Templeton Fund may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Fund generally enters into TBA commitments with the intent to take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

Mortgage Dollar Roll Transactions: Franklin Templeton Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. The Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions may increase the Fund’s portfolio turnover rate. Mortgage dollar rolls involve the risk that the market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

4. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically hedge their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk or other risk (inflation risk). These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: The Funds purchase and/or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Funds and counterparties to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for other derivative contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Funds as unrealized appreciation or depreciation, and if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Foreign Currency Exchange Contracts: The Funds enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to underlying instruments (including equity risk, interest rate risk and/or commodity price risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any

FDP SERIES, INC.	NOVEMBER 30, 2013	59

Notes to Financial Statements (continued)

time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Funds purchase (write) an option, an amount equal to the premium paid (received) by the Funds is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Funds enter into a closing transaction), the Funds realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Funds write a call option, such option is “covered,” meaning that the Funds hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

Certain Funds also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies (foreign currency exchange rate risk). When foreign currency is purchased or sold through an exercise of a foreign currency option, the related premium paid (or received) is added to (or deducted from) the basis of the foreign currency acquired or deducted from (or added to) the proceeds of the foreign currency sold (receipts from the foreign currency purchased). Such transactions may be effected with respect to hedges on non-US dollar denominated instruments owned by the Funds but not yet delivered, or committed or anticipated to be purchased by the Funds.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Certain Funds enter into swap agreements, in which the Funds and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Funds for OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds’ counterparty on the swap agreement becomes the CCP. The Funds are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statements of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•	Credit default swaps — The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of
60	FDP SERIES, INC.	NOVEMBER 30, 2013

Notes to Financial Statements (continued)
all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of November 30, 2013
Asset Derivatives

	Statements of Assets and Liabilities Location	MFS Fund	Invesco Fund	Franklin Templeton Fund
Interest rate contracts	Investments at value — unaffiliated[1]	—	—	$152
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts; Investments at value — unaffiliated	$1,456	$14,941	158,677
Credit contracts	Unrealized appreciation on swaps; Swap premiums paid	—	—	169,930
Total		$1,456	$14,941	$328,759

Liability Derivatives
	Statements of Assets and Liabilities Location	MFS Fund	Invesco Fund	Franklin Templeton Fund
Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	$(687)	$(221,556)	$(657,655)
Credit contracts	Unrealized depreciation on swaps; Swap premiums received	—	—	(843,336)
Total		$(687)	$(221,556)	$(1,500,991)
[1]	Includes cumulative appreciation/depreciation on financial futures contracts, if any, as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended November 30, 2013

	Net Realized Gain (Loss) From
	MFS Fund	Marsico Fund	Invesco Fund	Franklin Templeton Fund
Interest rate contracts:
Financial futures contracts	—	—	—	$6,936
Options[2]	—	—	—	55,563
Foreign currency exchange contracts:
Foreign currency transactions	$55,955	$3,630	$(429,930)	(546,142)
Options[2]	—	—	—	3,285
Credit contracts:
Swaps	—	—	—	46,001
Total	$55,955	$3,630	$(429,930)	$(434,357)

	Net Change in Unrealized Appreciation/Depreciation on
	MFS Fund	Marsico Fund	Invesco Fund	Franklin Templeton Fund

Interest rate contracts:
Financial futures contracts	—	—	—	$489
Options[2]	—	—	—	(70,434)
Foreign currency exchange contracts:
Foreign currency translations	$(5,599)	$(449)	$(246,845)	(198,522)
Options[2]	—	—	—	(44,230)
Credit contracts:
Swaps	—	—	—	(57,059)
Total	$(5,599)	$(449)	$(246,845)	$(369,756)
[2]	Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.
FDP SERIES, INC.	NOVEMBER 30, 2013	61

Notes to Financial Statements (continued)

For the six months ended November 30, 2013, the average quarterly balances of outstanding derivative financial instruments were as follows:

	MFS Fund	Marsico Fund		Invesco Fund		Franklin Templeton Fund
Financial futures contracts:
Average number of contracts purchased	—	—		—		9
Average number of contracts sold	—	—		—		10	[1]
Average notional value of contracts purchased	—	—		—		$1,870,063
Average notional value of contracts sold	—	—		—		$2,093,125	[1]
Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	11	4	[1]	12		72
Average number of contracts — US dollars sold	8	14	[1]	40	[1]	57
Average US dollar amounts purchased	$807,837	$1,478,613	[1]	$12,655,408		$15,668,844
Average US dollar amounts sold	$331,754	$2,252,882	[1]	$35,377,724	[1]	$9,427,105
Options:
Average number of option contracts purchased	—	—		—		5,228,542
Average number of option contracts written	—	—		—		7,575,000	[1]
Average notional value of option contracts purchased	—	—		—		$7,038,486
Average notional value of option contracts written	—	—		—		$10,536,749	[1]
Credit default swaps:
Average number of contracts — buy protection	—	—		—		8
Average number of contracts — sell protection	—	—		—		17
Average notional value — buy protection	—	—		—		$6,114,000
Average notional value — sell protection	—	—		—		$8,269,500
[1]	Average contract amount shown due to limited activity.

Counterparty Credit Risk: A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC options purchased, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty to perform.

With exchange traded purchased options and futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of their ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of the

62	FDP SERIES, INC.	NOVEMBER 30, 2013

Notes to Financial Statements (continued)

Funds and any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. At November 30, 2013, the Funds’ derivative assets and liabilities (by type) are as follows:

MFS Fund	Assets	Liabilities
Derivative Financial Instruments:
Foreign currency exchange contracts	$1,456	$687
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—
Total assets and liabilities subject to a MNA	$1,456	$687

Invesco Fund	Assets	Liabilities
Derivative Financial Instruments:
Foreign currency exchange contracts	$14,941	$221,556
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—
Total assets and liabilities subject to a MNA	$14,941	$221,556

Franklin Templeton Fund	Assets	Liabilities
Derivative Financial Instruments:
Foreign currency exchange contracts	$60,200	$657,655
Options	98,477	—
Swaps	169,930	843,336
Total derivative assets and liabilities in the Statements of Assets and Liabilities	328,607	1,500,991
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—
Total assets and liabilities subject to a MNA	$328,607	$1,500,991

The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral pledged by each Fund as of November 30, 2013:

MFS Fund
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Barclays Bank PLC	$946	$(149)	—	—	$797
Brown Brothers Harriman & Co.	323	(110)	—	—	213
Citibank N.A.	37	—	—	—	37
UBS AG	150	—	—	—	150
Total	$1,456	$(259)	—	—	$1,197

MFS Fund
Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Barclays Bank PLC	$149	$(149)	—	—	—
Brown Brothers Harriman & Co.	110	(110)	—	—	—
Credit Suisse International	44	—	—	—	$44
Deutsche Bank AG	37	—	—	—	37
Goldman Sachs International	347	—	—	—	347
Total	$687	$(259)	—	—	$428
[1]	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.
[3]	Net amount represents the net amount payable due to the counterparty in the event of default.
FDP SERIES, INC.	NOVEMBER 30, 2013	63

Notes to Financial Statements (continued)

Invesco Fund
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Canadian Imperial Bank of Commerce	$14,941	$(14,941)	—	—	—

Invesco Fund
Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]
The Bank of New York Mellon	$55,311	—	—	—	$55,311
Canadian Imperial Bank of Commerce	41,946	$(14,941)	—	—	27,005
Citibank N.A.	62,726	—	—	—	62,726
State Street Bank and Trust Co.	61,573	—	—	—	61,573
Total	$221,556	$(14,941)	—	—	$206,615

Franklin Templeton Fund
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[3]
Barclays Bank PLC	$127,876	$(79,513)	—	—	$48,363
Citibank N.A.	50,197	(6,173)	—	—	44,024
Credit Suisse Securities (USA) LLC	73,082	(73,082)	—	—	—
Deutsche Bank AG	43,638	(43,638)	—	—	—
Goldman Sachs International	1,724	(1,724)	—	—	—
HSBC Bank PLC	864	(864)	—	—	—
JPMorgan Chase Bank N.A.	31,226	(31,226)	—	—	—
Total	$328,607	$(236,220)	—	—	$92,387

Franklin Templeton Fund
Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged[4]	Net Amount of Derivative Liabilities[2]
Barclays Bank PLC	$79,513	$(79,513)	—	—	—
Citibank N.A.	6,173	(6,173)	—	—	—
Credit Suisse Securities (USA) LLC	93,664	(73,082)	—	—	$20,582
Deutsche Bank AG	732,035	(43,638)	—	$(570,000)	118,397
Goldman Sachs International	308,435	(1,724)	—	(306,711)	—
HSBC Bank PLC	3,058	(864)	—	—	2,194
JPMorgan Chase Bank N.A.	252,429	(31,226)	—	(221,203)	—
Morgan Stanley & Co. LLC	24,053	—	—	—	24,053
UBS AG	1,631	—	—	—	1,631
Total	$1,500,991	$(236,220)	—	$(1,097,914)	$166,857
[1]	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.
[2]	Net amount represents the net amount payable due to the counterparty in the event of default.
[3]	Net amount represents the net amount receivable from the counterparty in the event of default.
[4]	Excess of collateral pledged to individual counterparty may not be shown for financial reporting purposes.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Corporation, on behalf of the Funds, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

	MFS Fund	Marsico Fund	Invesco Fund	Franklin Templeton Fund
First $1 Billion	0.90%	0.80%	0.70%	0.40%
$1 Billion—$3 Billion	0.85%	0.75%	0.66%	0.38%
$3 Billion—$5 Billion	0.81%	0.72%	0.63%	0.36%
$5 Billion—$10 Billion	0.78%	0.70%	0.61%	0.35%
Greater than $10 Billion	0.77%	0.68%	0.60%	0.34%
64	FDP SERIES, INC.	NOVEMBER 30, 2013

Notes to Financial Statements (continued)

The Manager entered into sub-advisory agreements with respect to each Fund. Pursuant to the sub-advisory agreements, the Manager pays each sub-advisor for services they provide, a monthly fee that is a percentage of the Manager’s investment advisory fee at the following annual rates, based on each Fund’s average daily net assets:

	Sub-Advisor	Sub-Advisory Fee
MFS Fund	Massachusetts Financial Services Company	0.45%
Marsico Fund	Marsico Capital Management, LLC	0.40%
Invesco Fund	Invesco Advisers, Inc.	0.35%
Franklin Templeton Fund	Franklin Advisers, Inc.	0.25%

For the six months ended November 30, 2013, the Funds reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

MFS Fund	$ 732
Marsico Fund	$ 637
Invesco Fund	$ 637
Franklin Templeton Fund	$1,001

The Corporation, on behalf of the Funds, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

Service Fees	MFS Fund	Marsico Fund	Invesco Fund	Franklin Templeton Fund
Investor A Shares	0.25%	0.25%	0.25%	0.25%
Investor B Shares	0.25%	0.25%	0.25%	0.25%
Investor C Shares	0.25%	0.25%	0.25%	0.25%
Distribution Fees
Investor B Shares	0.75%	0.75%	0.75%	0.50%
Investor C Shares	0.75%	0.75%	0.75%	0.55%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B and Investor C shareholders.

Effective June 1, 2012, the Manager has agreed to voluntarily waive, as a percentage of average daily net assets, 0.05% of its advisory fee payable by Marsico Fund. This voluntary waiver may be reduced or discontinued at any time without notice. For the six months ended November 30, 2013, the Manager waived $32,951, which is included in fees waived by Manager in the Statements of Operations.

The Manager voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business. The expense limitation as a percentage of average daily net assets is as follows:

	MFS Fund	Marsico Fund	Invesco Fund	Franklin Templeton Fund
Institutional Shares	1.95%	1.95%	1.95%	1.95%
Investor A Shares	2.20%	2.20%	2.20%	2.20%
Investor B Shares	2.95%	2.95%	2.95%	2.70%
Investor C Shares	2.95%	2.95%	2.95%	2.75%

The Manager may reduce or discontinue these arrangements at any time without notice. The Manager did not waive or reimburse any fees or expenses under these arrangements during the six months ended November 30, 2013.

For the six months ended November 30, 2013, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

Investor A
MFS Fund	$18,226
Marsico Fund	$16,350
Invesco Fund	$15,961
Franklin Templeton Fund	$27,581

For the six months ended November 30, 2013, affiliates received CDSCs as follows:

	Investor A	Investor C
MFS Fund	$1,054	$4,871
Marsico Fund	$263	$4,076
Invesco Fund	$230	$3,251
Franklin Templeton Fund	$699	$9,615

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Corporation’s Chief Compliance Officer, which is included in officer and directors in the Statements of Operations.

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common directors. For the six months ended November 30, 2013, the purchase and sale transactions from an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales
MFS Fund	$218,821	$216,336
Invesco Fund	—	$26,096

FDP SERIES, INC.	NOVEMBER 30, 2013	65

Notes to Financial Statements (continued)

6. Purchases and Sales:

Purchases and sales of investments including paydowns, mortgage dollar roll and TBA transactions and excluding short-term securities and US government securities for the six months ended November 30, 2013, were as follows:

	Purchases	Sales
MFS Fund	$24,788,083	$19,704,999
Marsico Fund	$72,567,503	$71,813,300
Invesco Fund	$8,513,226	$10,679,710
Franklin Templeton Fund	$343,500,723	$358,850,493

Purchases and sales of US government securities for Franklin Templeton Fund for the six months ended November 30, 2013 were $31,709,014 and $20,778,739, respectively.

For the six months ended November 30, 2013, purchases and sales related to mortgage dollar rolls for Franklin Templeton Fund were $190,583,109 and $191,080,190, respectively.

7. Income Tax Information:

As of May 31, 2013, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires May 31,	MFS Fund	Marsico Fund	Invesco Fund
2017	$5,835,816	—	—
2018	30,473,505	$372,044	$22,442,495
Total	$36,309,321	$372,044	$22,442,495

As of November 30, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	MFS Fund	Marsico Fund	Invesco Fund	Franklin Templeton Fund
Tax cost	$124,608,128	$110,167,516	$97,470,968	$236,856,965
Gross unrealized appreciation	$41,499,147	$35,310,392	$44,592,888	$6,747,393
Gross unrealized depreciation	(6,312,179)	(362,585)	(2,896,257)	(3,497,565)
Net unrealized appreciation/depreciation	$35,186,968	$34,947,807	$41,696,631	$3,249,828

8. Borrowings:

The Corporation, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $800 million credit agreement with a group of lenders, under which the Funds may borrow to fund shareholder redemptions. The agreement expires in April 2014. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.065% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees, which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Funds did not borrow under the credit agreement during the six months ended November 30, 2013.

9. Concentration, Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

MFS Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When MFS Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in US securities. Please see the Schedule of Investments for concentrations in specific countries.

MFS Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries, including Greece, Ireland, Italy, Portugal and Spain. As of November 30, 2013, these events have adversely affected the exchange rate of the euro and may continue to spread to other countries in Europe, including countries that do not use the euro. These events may affect the value and liquidity of certain of the MFS Fund’s investments.

As of November 30, 2013, Marsico Fund invested a significant portion of its assets in securities in the consumer discretionary and information technology sectors and Invesco Fund invested a significant portion of their assets in securities in the financials sector. Changes in economic

66	FDP SERIES, INC.	NOVEMBER 30, 2013

Notes to Financial Statements (continued)

conditions affecting the financials, consumer discretionary and information technology sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

As of November 30, 2013, MFS Fund had the following industry classifications:

Industry	Percent of Long-Term Investments
Commercial Banks	17%
Pharmaceuticals	9%
Oil, Gas & Consumable Fuels	7%
Food Products	5%
Other[1]	62%
[1]	All other industries held were each less than 5% of long-term investments.

Franklin Templeton Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended November 30, 2013		Year Ended May 31, 2013
MFS Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	69,531	$854,565	97,313	$1,065,079
Shares issued to shareholders in reinvestment of dividends	5,035	60,272	5,718	56,953
Shares redeemed	(54,355)	(667,313)	(95,677)	(1,048,672)
Net increase	20,211	$247,524	7,354	$73,360

Investor A

Shares sold and automatic conversion of shares	849,265	$10,306,961	1,271,513	$13,815,684
Shares issued to shareholders in reinvestment of dividends	43,721	521,147	43,076	427,322
Shares redeemed	(346,297)	(4,242,475)	(818,013)	(8,902,682)
Net increase	546,689	$6,585,633	496,576	$5,340,324

Investor B

Shares sold	—	—	6,026	$63,666
Shares issued to shareholders in reinvestment of dividends	—	—	353	3,525
Shares redeemed and automatic conversion of shares	(102,999)	$(1,212,297)	(41,196)	(438,753)
Net decrease	(102,999)	$(1,212,297)	(34,817)	$(371,562)

Investor C

Shares sold	874,147	$10,579,434	1,359,244	$14,634,582
Shares issued to shareholders in reinvestment of dividends	37,335	442,787	49,447	488,075
Shares redeemed	(773,839)	(9,385,893)	(2,058,899)	(21,994,359)
Net increase (decrease)	137,643	$1,636,328	(650,208)	$(6,871,702)
Total Net Increase (Decrease)	601,544	$7,257,188	(181,095)	$(1,829,580)

FDP SERIES, INC.	NOVEMBER 30, 2013	67

Notes to Financial Statements (continued)

	Six Months Ended November 30, 2013		Year Ended May 31, 2013
Marsico Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	37,804	$598,658	76,684	$1,036,889
Shares redeemed	(41,536)	(654,127)	(61,999)	(837,133)
Net increase (decrease)	(3,732)	$(55,469)	14,685	$199,756

Investor A

Shares sold and automatic conversion of shares	577,970	$8,922,224	951,934	$12,700,143
Shares redeemed	(288,004)	(4,456,824)	(530,548)	(7,101,611)
Net increase	289,966	$4,465,400	421,386	$5,598,532

Investor B

Shares sold	—	—	4,674	$56,645
Shares redeemed and automatic conversion of shares	(77,458)	$(1,091,164)	(32,815)	(403,377)
Net decrease	(77,458)	$(1,091,164)	(28,141)	$(346,732)

Investor C

Shares sold	604,547	$8,813,179	1,000,837	$12,636,190
Shares redeemed	(634,883)	(9,221,050)	(1,434,953)	(17,957,410)
Net decrease	(30,336)	$(407,871)	(434,116)	$(5,321,220)
Total Net Increase (Decrease)	178,440	$2,910,896	(26,186)	$130,336

	Six Months Ended November 30, 2013		Year Ended May 31, 2013
Invesco Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	45,453	$633,773	68,808	$805,644
Shares issued to shareholders in reinvestment of dividends	1,645	22,885	3,154	33,991
Shares redeemed	(39,281)	(541,038)	(83,722)	(962,274)
Net increase (decrease)	7,817	$115,620	(11,760)	(122,639)

Investor A

Shares sold and automatic conversion of shares	643,629	$8,845,516	933,273	$10,763,434
Shares issued to shareholders in reinvestment of dividends	14,286	197,290	22,032	235,602
Shares redeemed	(330,007)	(4,524,099)	(702,991)	(8,097,826)
Net increase	327,908	$4,518,707	252,314	$2,901,210

Investor B

Shares sold	—	—	3,078	$33,489
Shares issued to shareholders in reinvestment of dividends	—	—	58	595
Shares redeemed and automatic conversion of shares	(83,816)	$(1,115,587)	(39,772)	(443,417)
Net decrease	(83,816)	$(1,115,587)	(36,636)	$(409,333)

Investor C

Shares sold	629,916	$8,588,123	875,426	$10,063,322
Shares issued to shareholders in reinvestment of dividends	13,630	186,321	12,391	129,149
Shares redeemed	(731,943)	(9,912,134)	(1,717,188)	(19,329,404)
Net decrease	(88,397)	$(1,137,690)	(829,371)	$(9,136,933)
Total Net Increase (Decrease)	163,512	$2,381,050	(625,453)	$(6,767,695)

68	FDP SERIES, INC.	NOVEMBER 30, 2013

Notes to Financial Statements (concluded)

	Six Months Ended November 30, 2013		Year Ended May 31, 2013
Franklin Templeton Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	120,700	$1,262,644	138,789	$1,506,822
Shares issued to shareholders in reinvestment of dividends	6,095	63,837	12,955	140,581
Shares redeemed	(44,255)	(465,489)	(93,074)	(1,007,879)
Net increase	82,540	$860,992	58,670	$639,524

Investor A

Shares sold and automatic conversion of shares	1,774,510	$18,616,142	2,202,005	$23,895,788
Shares issued to shareholders in reinvestment of dividends	71,262	746,810	131,705	1,430,039
Shares redeemed	(597,173)	(6,253,346)	(1,009,906)	(10,940,003)
Net increase	1,248,599	$13,109,606	1,323,804	$14,385,824

Investor B

Shares sold	—	—	6,309	$68,639
Shares issued to shareholders in reinvestment of dividends	—	—	2,182	23,686
Shares redeemed and automatic conversion of shares	(142,656)	$(1,516,378)	(46,477)	(503,529)
Net decrease	(142,656)	$(1,516,378)	(37,986)	$(411,204)

Investor C

Shares sold	2,078,495	$21,773,382	2,456,768	$26,679,394
Shares issued to shareholders in reinvestment of dividends	92,607	970,412	222,823	2,419,179
Shares redeemed	(1,214,083)	(12,713,909)	(2,478,661)	(26,838,898)
Net increase	957,019	$10,029,885	200,930	$2,259,675
Total Net Increase	2,145,502	$22,484,105	1,545,418	$16,873,819

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosures in the financial statements.

FDP SERIES, INC.	NOVEMBER 30, 2013	69

Officers and Directors

Robert M. Hernandez, Chairman of the Board and Director

Fred G. Weiss, Vice Chairman of the Board and Director

Paul L. Audet, Director

James H. Bodurtha, Director

Bruce R. Bond, Director

Donald W. Burton, Director

Honorable Stuart E. Eizenstat, Director

Laurence D. Fink, Director

Kenneth A. Froot, Director

Henry Gabbay, Director

John F. O’Brien, Director

Roberta Cooper Ramo, Director

David H. Walsh, Director

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and
    Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisors
Massachusetts Financial Services Company
Boston, MA 02116

Marsico Capital Management, LLC
Denver, CO 80202

Invesco Advisers, Inc.
Atlanta, GA 30309

Franklin Advisers, Inc.
San Mateo, CA 94403

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

70	FDP SERIES, INC.	NOVEMBER 30, 2013

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery
2)	Select “eDelivery” under the “More Information” section
3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

FDP SERIES, INC.	NOVEMBER 30, 2013	71

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safe-guarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

72	FDP SERIES, INC.	NOVEMBER 30, 2013

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund	BlackRock Global Dividend Income Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Long/Short Equity Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Basic Value Fund	BlackRock Global Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Capital Appreciation Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Commodity Strategies Fund	BlackRock Health Sciences Opportunities Portfolio	BlackRock Real Estate Securities Fund
BlackRock Disciplined Small Cap Core Fund	BlackRock International Fund	BlackRock Russell 1000 Index Fund
BlackRock Emerging Markets Fund	BlackRock International Index Fund	BlackRock Science & Technology
BlackRock Emerging Markets Dividend Fund	BlackRock International Opportunities Portfolio	Opportunities Portfolio
BlackRock Emerging Markets Long/Short	BlackRock Large Cap Core Fund	BlackRock Small Cap Growth Equity Portfolio
Equity Fund	BlackRock Large Cap Core Plus Fund	BlackRock Small Cap Growth Fund II
BlackRock Energy & Resources Portfolio	BlackRock Large Cap Growth Fund	BlackRock Small Cap Index Fund
BlackRock Equity Dividend Fund	BlackRock Large Cap Value Fund	BlackRock S&P 500 Stock Fund
BlackRock EuroFund	BlackRock Latin America Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Flexible Equity Fund	BlackRock Long-Horizon Equity Fund	BlackRock Value Opportunities Fund
BlackRock Focus Growth Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund	BlackRock High Yield Bond Portfolio	BlackRock Strategic Income
BlackRock Core Bond Portfolio	BlackRock Inflation Protected Bond Portfolio	Opportunities Portfolio
BlackRock CoreAlpha Bond Fund	BlackRock International Bond Portfolio	BlackRock Total Return Fund
BlackRock Emerging Markets Flexible Dynamic	BlackRock Investment Grade Bond Portfolio	BlackRock U.S. Government Bond Portfolio
Bond Portfolio	BlackRock Low Duration Bond Portfolio	BlackRock U.S. Mortgage Portfolio
BlackRock Floating Rate Income Portfolio	BlackRock Secured Credit Portfolio	BlackRock Ultra-Short Obligations Fund
BlackRock Global Long/Short Credit Fund	BlackRock Short Obligations Fund	BlackRock World Income Fund
BlackRock GNMA Portfolio	BlackRock Short-Term Treasury Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New York Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund
BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath Active Portfolios		LifePath Index Portfolio
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035
BlackRock Strategic Risk Allocation Fund

BlackRock Prepared Portfolios	LifePath Portfolios
Conservative Prepared Portfolio	Retirement	2040
Moderate Prepared Portfolio	2020	2045
Growth Prepared Portfolio	2025	2050
Aggressive Growth Prepared Portfolio	2030	2055
	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

FDP SERIES, INC.	NOVEMBER 30, 2013	73

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[THIS PAGE INTENTIONALLY LEFT BLANK]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Funds’ prospectus for a description of risks associated with global investments.

FDPS-11/13-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FDP Series, Inc.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

FDP Series, Inc.

Date: February 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

FDP Series, Inc.

Date: February 3, 2014

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

FDP Series, Inc.

Date: February 3, 2014

3